EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 14.92%
	ACC Trust(b)
	Series 2021-1 Class C
$ 830,000	2.08%, 12/20/2024	$ 808,785
	Series 2022-1 Class C
1,015,000	3.24%, 10/20/2025	962,710
100,000	Affirm Asset Securitization Trust(b) Series 2021-B Class C 1.40%, 08/17/2026	89,916
	American Credit Acceptance Receivables Trust(b)
	Series 2019-3 Class D
250,421	2.89%, 09/12/2025	249,655
	Series 2022-1 Class D
200,000	2.46%, 03/13/2028	181,989
	Series 2022-1 Class E
855,000	3.64%, 03/13/2028	758,839
	AmeriCredit Automobile Receivables Trust
	Series 2019-2 Class D
720,000	2.99%, 06/18/2025	701,626
	Series 2019-3 Class D
330,000	2.58%, 09/18/2025	320,018
	Series 2020-3 Class D
85,000	1.49%, 09/18/2026	79,047
	AMSR Trust(b)
	Series 2020-SFR2 Class D
540,000	3.28%, 07/17/2037	501,073
	Series 2021-SFR2 Class C
150,000	1.88%, 08/17/2038	126,515
	Series 2021-SFR3 Class D
520,000	2.18%, 10/17/2038	435,703
	Aqua Finance Trust(b)
	Series 2019-A Class A
266,915	3.14%, 07/16/2040	252,622
	Series 2019-A Class C
970,000	4.01%, 07/16/2040	887,466
	Series 2020-AA Class D
620,000	7.15%, 07/17/2046	582,027
	Series 2021-A Class B
110,000	2.40%, 07/17/2046	90,942
754,600	Arbys Funding LLC(b) Series 2020-1A Class A2 3.24%, 07/30/2050	638,824
865,000	Avant Credit Card Master Trust(b) Series 2021-1A Class A 1.37%, 04/15/2027	784,281
	Avid Automobile Receivables Trust(b)
	Series 2019-1 Class C
1,160,000	3.14%, 07/15/2026	1,151,832
	Series 2019-1 Class D
715,000	4.03%, 07/15/2026	707,982
	Series 2021-1 Class E
345,000	3.39%, 04/17/2028	304,928
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2019-2A Class A
$ 105,000	3.35%, 09/22/2025	$ 100,886
	Series 2019-2A Class D
1,130,000	3.04%, 09/22/2025	1,019,952
	Series 2020-1A Class B
105,000	2.68%, 08/20/2026	95,187
	Series 2020-2A Class A
495,000	2.02%, 02/20/2027	441,168
	Series 2020-2A Class B
205,000	2.96%, 02/20/2027	184,026
	Series 2020-2A Class C
145,000	4.25%, 02/20/2027	130,942
	Series 2021-2A Class C
160,000	2.35%, 02/20/2028	131,713
615,000	BHG Securitization Trust(b) Series 2022-A Class B 2.70%, 02/20/2035	529,714
190,000	Brex Commercial Charge Card Master Trust(b) Series 2021-1 Class A 2.09%, 07/15/2024	186,361
	Business Jet Securities LLC(b)
	Series 2020-1A Class A
86,348	2.98%, 11/15/2035	78,754
	Series 2021-1A Class B
77,636	2.92%, 04/15/2036	65,898
860,212	Cajun Global LLC(b) Series 2021-1 Class A2 3.93%, 11/20/2051	731,324
381,800	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	333,244
	CarMax Auto Owner Trust
	Series 2019-3 Class D
320,000	2.85%, 01/15/2026	312,183
	Series 2020-1 Class D
240,000	2.64%, 07/15/2026	230,366
	Series 2020-3 Class D
200,000	2.53%, 01/15/2027	190,373
	Series 2020-4 Class D
175,000	1.75%, 04/15/2027	161,735
	Series 2022-1 Class D
100,000	2.47%, 07/17/2028	90,237
	Carvana Auto Receivables Trust
	Series 2019-3A Class E
815,000	4.60%, 07/15/2026(b)	778,628
	Series 2021-P4 Class C
135,000	2.33%, 02/10/2028	113,458
556,905	CF Hippolyta LLC(b) Series 2020-1 Class A1 1.69%, 07/15/2060	494,662
344,133	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	299,327
180,513	CLI Funding VIII LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	154,536

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
$ 110,000	2.92%, 07/25/2051	$ 97,737
	Series 2021-C Class D
100,000	4.11%, 07/26/2055	83,716
	Commonbond Student Loan Trust(b)
	Series 2019-AGS Class B
132,678	3.04%, 01/25/2047	121,126
	Series 2020-1 Class A
151,740	1.69%, 10/25/2051	130,801
800,000	Conn's Receivables Funding LLC(b) Series 2022-A Class B 9.52%, 12/15/2026	797,126
	CoreVest American Finance Trust(b)
	Series 2019-3 Class A
202,926	2.71%, 10/15/2052	191,358
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	124,619
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	196,517
	Series 2020-2 Class C
100,000	4.75%, 05/15/2052(c)	91,418
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	82,467
	Series 2021-2 Class C
205,000	2.48%, 07/15/2054	153,196
	Series 2021-3 Class D
105,000	3.47%, 10/15/2054	81,233
57,428	CPS Auto Receivables Trust(b) Series 2020-C Class C 1.71%, 08/17/2026	57,032
	Credit Acceptance Auto Loan Trust(b)
	Series 2019-3A Class C
275,000	3.06%, 03/15/2029	271,992
	Series 2020-2A Class C
250,000	2.73%, 11/15/2029	240,837
	Series 2020-3A Class C
290,000	2.28%, 02/15/2030	270,920
	Series 2021-2A Class C
250,000	1.64%, 06/17/2030	222,578
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	222,460
	DB Master Finance LLC(b)
	Series 2017-1A Class A2II
157,575	4.03%, 11/20/2047	143,107
	Series 2019-1A Class A23
194,000	4.35%, 05/20/2049	176,469
	Series 2021-1A Class A2II
476,400	2.49%, 11/20/2051	389,645
	Dell Equipment Finance Trust(b)
	Series 2020-2 Class C
100,000	1.37%, 01/22/2024	97,636
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-2 Class D
$ 105,000	1.92%, 03/23/2026	$ 102,716
610,000	Dext LLC(b) Series 2020-1 Class D 7.21%, 02/15/2028	567,186
309,148	Diamond Resorts Owner Trust(b) Series 2021-1A Class B 2.05%, 11/21/2033	281,557
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class 23
329,475	4.12%, 07/25/2047	302,953
	Series 2018-1A Class A2II
67,375	4.33%, 07/25/2048	62,058
	Series 2019-1A Class A2
335,400	3.67%, 10/25/2049	289,204
	Series 2021-1A Class A2I
785,062	2.66%, 04/25/2051	646,486
	Drive Auto Receivables Trust
	Series 2018-3 Class D
10,144	4.30%, 09/16/2024	10,146
	Series 2020-1 Class D
230,000	2.70%, 05/17/2027	225,978
	DT Auto Owner Trust(b)
	Series 2019-3A Class D
165,001	2.96%, 04/15/2025	162,702
	Series 2021-2A Class D
155,000	1.50%, 02/16/2027	143,545
	Series 2022-1A Class D
545,000	3.40%, 12/15/2027	500,168
168,259	Education Funding Trust Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	155,970
121,360	EDvestinU Private Education Loan Issue No 3 LLC(b) Series 2021-A Class A 1.80%, 11/25/2045	103,674
79,531	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	69,231
	ELFI Graduate Loan Program LLC(b)
	Series 2019-A Class A
152,640	2.54%, 03/25/2044	139,148
	Series 2021-A Class B
87,596	2.09%, 12/26/2046(c)	74,965
	Exeter Automobile Receivables Trust
	Series 2019-1A Class D
413,833	4.13%, 12/16/2024(b)	413,700
	Series 2019-4A Class D
945,984	2.58%, 09/15/2025(b)	933,407
	Series 2020-2A Class D
305,000	4.73%, 04/15/2026(b)	303,080
	Series 2022-2A Class D
100,000	4.56%, 07/17/2028	94,036

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 820,000	FAT Brands Royalty LLC(b) Series 2021-1A Class A2 4.75%, 04/25/2051	$ 788,593
	First Investors Auto Owner Trust(b)
	Series 2019-2A Class D
120,000	2.80%, 12/15/2025	117,689
	Series 2022-1A Class D
200,000	3.79%, 06/15/2028	181,129
	FirstKey Homes Trust(b)
	Series 2020-SFR1 Class B
495,000	1.74%, 08/17/2037	442,850
	Series 2020-SFR1 Class D
200,000	2.24%, 08/17/2037	178,608
	Series 2020-SFR1 Class E
100,000	2.79%, 08/17/2037	88,984
	Series 2020-SFR2 Class D
775,000	1.97%, 10/19/2037	689,305
	Series 2021-SFR1 Class D
1,015,000	2.19%, 08/17/2038	859,044
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2038	279,529
	Series 2021-SFR2 Class E1
180,000	2.26%, 09/17/2038	149,705
	Series 2021-SFR2 Class E2
140,000	2.36%, 09/17/2038	115,017
	Series 2022-SFR2 Class D
205,000	4.50%, 07/17/2039	185,151
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
210,000	2.86%, 12/15/2025	202,562
	Series 2019-4 Class D
385,000	3.12%, 01/15/2026	370,537
	Series 2020-1 Class D
645,000	2.48%, 03/16/2026	611,152
	Series 2020-4 Class D
240,000	2.18%, 02/16/2027	224,615
	Series 2021-2 Class D
210,000	1.59%, 06/15/2027	187,216
230,000	Foursight Capital Automobile Receivables Trust(b) Series 2021-2 Class D 1.92%, 09/15/2027	213,283
	Freedom Financial Trust(b)
	Series 2021-2 Class C
100,000	1.94%, 06/19/2028	96,370
	Series 2021-3FP Class D
255,000	2.37%, 11/20/2028	226,173
	Series 2022-1FP Class D
165,000	3.35%, 03/19/2029	153,685
	FRTKL Trust(b)
	Series 2021-SFR1 Class E1
100,000	2.37%, 09/17/2038	83,710
	Series 2021-SFR1 Class E2
100,000	2.52%, 09/17/2038	83,460
	GLS Auto Receivables Issuer Trust(b)
	Series 2019-4A Class C
875,000	3.06%, 08/15/2025	862,617
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-4A Class D
$ 1,545,000	4.09%, 08/17/2026	$ 1,480,871
	Series 2020-1A Class C
340,000	2.72%, 11/17/2025	334,338
	Series 2020-3A Class E
1,705,000	4.31%, 07/15/2027	1,633,762
	Series 2021-1A Class D
965,000	1.68%, 01/15/2027	908,172
	Series 2021-2A Class D
345,000	1.42%, 04/15/2027	314,275
	Series 2022-2A Class D
770,000	6.15%, 04/17/2028	756,421
451,312	GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3 0.35%, 10/16/2025	438,355
100,000	GMF Floorplan Owner Revolving Trust(b) Series 2020-1 Class C 1.48%, 08/15/2025	96,539
1,154,437	Hardee's Funding LLC(b) Series 2020-1A Class A2 3.98%, 12/20/2050	990,893
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class D
655,000	4.85%, 06/25/2026	570,968
	Series 2022-3A Class D
400,000	6.31%, 03/25/2025	382,817
	Series 2022-4A Class D
1,175,000	6.56%, 09/25/2026	1,082,082
1,068,212	Hilton Grand Vacations Trust(b) Series 2022-2A Class C 5.57%, 01/25/2037	1,025,422
523,733	HIN Timeshare Trust(b) Series 2020-A Class C 3.42%, 10/09/2039	479,536
	Home Partners of America Trust(b)
	Series 2019-1 Class D
162,579	3.41%, 09/17/2039	140,710
	Series 2019-2 Class D
125,241	3.12%, 10/19/2039	104,712
	Series 2021-1 Class E
88,835	2.58%, 09/17/2041	71,418
518,539	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	434,076
1,050,000	Hotwire Funding LLC(b) Series 2021-1 Class C 4.46%, 11/20/2051	856,469
	HPEFS Equipment Trust(b)
	Series 2020-1A Class D
315,000	2.26%, 02/20/2030	310,159
	Series 2020-2A Class C
100,000	2.00%, 07/22/2030	99,125
	Series 2021-1A Class D
150,000	1.03%, 03/20/2031	141,444

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-1A Class D
$ 165,000	2.40%, 11/20/2029	$ 150,561
821,700	Jack in the Box Funding LLC(b) Series 2022-1A Class A2I 3.45%, 02/26/2052	711,785
636,192	Jersey Mike's Funding(b) Series 2019-1A Class A2 4.43%, 02/15/2050	576,488
111,709	JPMorgan Chase Bank NA(b) Series 2021-1 Class D 1.17%, 09/25/2028	107,503
1,048,820	LAD Auto Receivables Trust(b) Series 2022-1A Class A 5.21%, 06/15/2027	1,035,463
274,042	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	248,133
	MAPS Ltd(b)
	Series 2018-1A Class A
443,464	4.21%, 05/15/2043	395,035
	Series 2021-1A Class A
849,572	2.52%, 06/15/2046	696,649
	Mariner Finance Issuance Trust(b)
	Series 2019-AA Class A
796,347	2.96%, 07/20/2032	781,795
	Series 2020-AA Class A
770,000	2.19%, 08/21/2034	743,267
	Marlette Funding Trust(b)
	Series 2021-2A Class C
100,000	1.50%, 09/15/2031	91,828
	Series 2021-3A Class C
145,000	1.81%, 12/15/2031	126,709
1,150,000	Mercury Financial Credit Card Master Trust(b) Series 2021-1A Class A 1.54%, 03/20/2026	1,092,500
120,332	Merlin Aviation Holdings Designated Activity Co(b)(d) Series 2016-1 Class A 4.50%, 12/15/2032	91,527
	Mission Lane Credit Card Master Trust(b)
	Series 2021-A Class A
1,100,000	1.59%, 09/15/2026	1,060,818
	Series 2021-A Class B
100,000	2.24%, 09/15/2026	96,483
	MVW Owner Trust(b)
	Series 2016-1A Class A
245,057	2.25%, 12/20/2033	244,717
	Series 2019-1A Class C
27,816	3.33%, 11/20/2036	25,878
	Series 2021-2A Class C
577,758	2.23%, 05/20/2039	508,513
	Navient Private Education Refi Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	84,058
	Series 2020-HA Class A
51,475	1.31%, 01/15/2069	46,758
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-A Class A
$ 187,515	0.84%, 05/15/2069	$ 164,948
	Series 2021-EA Class B
115,000	2.03%, 12/16/2069	77,453
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	182,927
694,750	NBC Funding LLC(b) Series 2021-1 Class A2 2.99%, 07/30/2051	592,101
109,850	Oasis Securitization Funding LLC(b) Series 2021-1A Class A 2.58%, 02/15/2033	108,336
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class A
120,000	3.57%, 03/14/2033	117,798
	Series 2020-1A Class B
290,000	4.83%, 05/14/2032	288,294
	Series 2020-2A Class A
355,000	1.75%, 09/14/2035	312,532
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	208,078
	Series 2022-S1 Class D
270,000	5.20%, 05/14/2035	246,319
890,000	Pawneee Equipment Receivables LLC(b) Series 2022-1 Class B 5.40%, 07/17/2028	856,009
	Planet Fitness Master Issuer LLC(b)
	Series 2018-1A Class A2II
192,000	4.67%, 09/05/2048	180,747
	Series 2019-1A Class A2
277,163	3.86%, 12/05/2049	233,278
	Prestige Auto Receivables Trust(b)
	Series 2018-1A Class D
1,046,049	4.14%, 10/15/2024	1,044,037
	Series 2020-1A Class E
235,000	3.67%, 02/15/2028	229,274
	Progress Residential Trust(b)
	Series 2019-SFR4 Class D
275,000	3.14%, 10/17/2036	258,380
	Series 2020-SFR3 Class E
145,000	2.30%, 10/17/2027	128,046
	Series 2021-SFR2 Class D
805,000	2.20%, 04/19/2038	683,366
	Series 2021-SFR2 Class E1
345,000	2.55%, 04/19/2038	292,849
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	106,314
	Series 2021-SFR3 Class E2
105,000	2.69%, 05/17/2026	89,055
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	84,533
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	84,411
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	121,397

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR5 Class E2
$ 100,000	2.36%, 07/17/2038	$ 83,220
	Series 2021-SFR6 Class C
505,000	1.86%, 07/17/2038	428,907
	Series 2021-SFR6 Class E1
185,000	2.43%, 07/17/2038	156,304
	Series 2021-SFR6 Class E2
100,000	2.53%, 07/17/2038	83,731
	Series 2021-SFR7 Class E1
205,000	2.59%, 08/17/2040	160,518
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	77,884
	Series 2021-SFR9 Class E1
100,000	2.81%, 11/17/2040	77,822
980,000	Purchasing Power Funding LLC(b) Series 2021-A Class B 1.92%, 10/15/2025	916,985
1,110,000	Republic Finance Issuance Trust(b) Series 2020-A Class A 2.47%, 11/20/2030	1,047,498
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
281,498	2.68%, 10/15/2025	279,945
	Series 2020-1 Class C
94,538	4.11%, 12/15/2025	94,270
	Series 2020-1 Class D
200,000	5.35%, 03/15/2028	200,599
	Series 2020-2 Class D
95,000	2.22%, 09/15/2026	92,763
135,000	SCF Equipment Leasing LLC(b) Series 2022-1A Class D 3.79%, 11/20/2031	117,039
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
79,978	3.12%, 05/20/2036	76,481
	Series 2019-3A Class C
54,267	3.00%, 08/20/2036	50,700
	Series 2021-1A Class C
47,862	1.79%, 11/20/2037	43,818
598,670	S-Jets Ltd(b) Series 2017-1 Class A 3.97%, 08/15/2042	481,325
622,283	Slam Ltd(b) Series 2021-1A Class A 2.43%, 06/15/2046	510,380
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
100,000	3.50%, 09/15/2043	93,860
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	91,351
	Series 2019-B Class A2A
588,205	2.84%, 06/15/2037	555,624
	Series 2020-A Class A2A
73,143	2.23%, 09/15/2037	68,237
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-A Class A2A2
$ 171,691	3.55%, 01/15/2053(e) 1-mo. LIBOR + 0.73%	$ 164,858
	Series 2021-D Class B
200,000	2.31%, 03/17/2053	154,713
	SoFi Consumer Loan Program Trust(b)
	Series 2019-4 Class C
171,650	2.84%, 08/25/2028	170,859
	Series 2021-1 Class D
100,000	2.04%, 09/25/2030	89,607
100,000	SoFi Professional Loan Program LLC(b)(c) Series 2017-A Class C 4.43%, 03/26/2040	97,577
	Taco Bell Funding LLC(b)
	Series 2016-1A Class A23
540,075	4.97%, 05/25/2046	519,895
	Series 2021-1A Class A2II
600,463	2.29%, 08/25/2051	479,795
322,208	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	266,589
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,582,135
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	104,208
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	197,305
	Series 2020-SFR2 Class D
895,000	2.28%, 11/17/2039	739,107
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	185,859
490,000	Tricon Residential Trust(b) Series 2021-SFR1 Class B 2.24%, 07/17/2038	428,351
	VCAT LLC(b)(d)
	Series 2021-NPL1 Class A1
69,873	2.29%, 12/26/2050	66,900
	Series 2021-NPL3 Class A1
346,302	1.74%, 05/25/2051	317,441
	Series 2021-NPL4 Class A1
737,666	1.87%, 08/25/2051	677,703
	Series 2021-NPL5 Class A1
447,341	1.87%, 08/25/2051	409,308
	Series 2021-NPL6 Class A1
724,195	1.92%, 09/25/2051	673,218
1,100,000	VFI LLC(b) Series 2022-1A Class B 3.04%, 07/24/2028	1,031,440
250,478	VOLT C LLC(b)(d) Series 2021-NPL9 Class A1 1.99%, 05/25/2051	228,202
332,980	VOLT CVI LLC(b)(d) Series 2021-NP12 Class A1 2.73%, 12/26/2051	306,826

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 787,668	VOLT XCII LLC(b)(d) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	$ 715,086
389,704	VOLT XCIII LLC(b)(d) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	361,746
329,322	VOLT XCIV LLC(b)(d) Series 2021-NPL3 Class A1 2.24%, 02/27/2051	305,386
231,481	VOLT XCV LLC(b)(d) Series 2021-NPL4 Class A1 2.24%, 03/27/2051	215,139
232,248	VOLT XCVI LLC(b)(d) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	212,986
530,355	VOLT XCVII LLC(b)(d) Series 2021-NPL6 Class A1 2.24%, 04/25/2051	483,320
408,327	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	311,186
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
128,588	3.88%, 03/15/2048	114,288
	Series 2021-1A Class A2I
335,750	2.37%, 06/15/2051	266,911
	Westlake Automobile Receivables Trust(b)
	Series 2021-1A Class D
785,000	1.23%, 04/15/2026	734,617
	Series 2021-2A Class D
345,000	1.23%, 12/15/2026	318,428
TOTAL ASSET-BACKED SECURITIES — 14.92% (Cost $89,514,167)		$81,668,102
BANK LOANS
568,527	Agiliti Health Inc(e) 5.94%, 01/04/2026 1-mo. LIBOR + 2.75%	548,629
122,647	Air Canada(e) 6.42%, 08/11/2028 3-mo. LIBOR + 3.50%	116,208
384,101	Alliance Laundry Systems LLC(e) 5.96%, 10/08/2027 1-mo. LIBOR + 3.50%	367,297
250,000	Amentum Government Services Holdings LLC(e) 7.56%, 02/15/2029 3-mo. SOFR + 4.00%	238,125
220,920	Anchor Glass Container Corp(e) 5.10%, 12/07/2023 3-mo. LIBOR + 2.75%	171,686
396,875	Apex Group Treasury LLC(e) 6.56%, 07/27/2028 3-mo. LIBOR + 3.75%	377,032
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 375,896	Applied Systems Inc(e) 8.49%, 09/19/2025 1-mo. LIBOR + 5.50%	$ 368,691
	Arcline FM Holdings LLC(e)
371,414	8.16%,06/23/2028 1-mo. LIBOR + 4.75%	343,558
140,000	11.13%,06/25/2029 1-mo. LIBOR + 8.25%	130,200
334,917	Aruba Investments Holdings LLC(e) 7.08%, 11/24/2027 1-mo. LIBOR + 4.00%	307,565
356,990	Asurion LLC(e) 6.37%, 07/31/2027 1-mo. LIBOR + 3.25%	337,355
315,664	Blackhawk Network Holdings Inc(e) 6.03%, 06/15/2025 1-mo. SOFR + 3.00%	293,883
308,704	Boxer Parent Co Inc(e) 6.88%, 10/02/2025 1-mo. LIBOR + 3.75%	291,339
758,100	BrightView Landscapes LLC(e) 6.28%, 04/20/2029 1-mo. SOFR + 3.25%	726,828
1,052,139	Brookfield WEC Holdings Inc(e) 5.87%, 08/01/2025 1-mo. LIBOR + 2.75%	1,004,063
467,850	Brown Group Holding LLC(e) 5.62%, 06/07/2028 1-mo. LIBOR + 2.50%	443,405
850,700	BWay Holding Co(e) 6.39%, 04/03/2024 1-mo. LIBOR + 3.25%	790,442
842,703	Caesars Resort Collection LLC(e) 5.87%, 12/23/2024 1-mo. LIBOR + 2.75%	830,062
571,448	Carlisle Foodservice Products Inc(e) 6.57%, 03/20/2025 3-mo. LIBOR + 3.00%	511,446
117,600	Carnival Corp(e) 6.13%, 10/18/2028 6-mo. LIBOR + 3.25%	106,428
319,196	CCC Intelligent Solutions Inc(e) 4.37%, 09/21/2028 1-mo. LIBOR + 1.25%	309,088
175,000	CDK Global Inc(e) 7.77%, 07/06/2029 1-mo. SOFR + 4.50%	168,191
492,513	CHG Healthcare Services(e) 6.70%, 09/29/2028 1-mo. LIBOR + 3.50%	471,669
364,358	Cinemark USA Inc(e) 4.87%, 03/31/2025 1-mo. LIBOR + 1.75%	342,345
179,000	Citadel Securities LP(e) 6.15%, 02/02/2028 1-mo. SOFR + 3.11%	175,271
317,149	CITGO Petroleum Corp(e) 9.37%, 03/28/2024 1-mo. LIBOR + 6.25%	315,960

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 291,417	Clarios Global LP(e) 6.37%, 04/30/2026 1-mo. LIBOR + 3.25%	$ 275,024
245,728	CNT Holdings I Corp(e) 6.25%, 11/08/2027 1-mo. SOFR + 3.50%	233,442
256,404	ConnectWise LLC(e) 7.17%, 09/29/2028 3-mo. LIBOR + 3.50%	239,097
196,351	Consolidated Communications Inc(e) 6.06%, 10/02/2027 1-mo. LIBOR + 3.50%	169,230
857,260	Cooper-Standard Automotive Inc(e) 5.12%, 11/02/2023 1-mo. LIBOR + 2.00%	791,894
560,000	Covia Holdings LLC(e) 6.29%, 07/31/2026 3-mo. LIBOR + 4.00%	528,734
346,500	Davis Standard LLC(e) 9.40%, 12/10/2028 1-mo. LIBOR + 5.75%	331,341
462,197	DIRECTV Financing LLC(e) 8.12%, 08/02/2027 1-mo. LIBOR + 5.00%	429,483
	Dun & Bradstreet Corp(e)
74,625	6.33%,02/06/2026 1-mo. LIBOR + 3.25%	71,702
446,073	6.28%,01/18/2029 1-mo. SOFR + 3.25%	430,795
255,450	DXP Enterprises Inc(e) 7.87%, 12/23/2027 1-mo. LIBOR + 4.75%	242,678
317,679	ECL Entertainment LLC(e) 10.62%, 05/01/2028 1-mo. LIBOR + 7.50%	312,914
474,933	Epicor Software Corp(e) 6.37%, 07/30/2027 1-mo. LIBOR + 3.25%	443,007
443,903	Filtration Group Corp(e) 6.12%, 03/31/2025 1-mo. LIBOR + 3.00%	425,222
457,244	Gainwell Acquisition Corp(e) 7.41%, 10/01/2027 1-mo. LIBOR + 4.00%	434,763
185,000	Garda World Security Corp(e) 7.24%, 10/30/2026 3-mo. LIBOR + 4.25%	173,900
	Generation Bridge II LLC(e)
24,050	8.41%,12/01/2028 1-mo. LIBOR + 5.00%	23,725
197,517	8.15%,02/23/2029 1-mo. LIBOR + 5.00%	194,851
331,567	Grab Holdings Inc(e) 7.51%, 01/29/2026 1-mo. LIBOR + 4.50%	310,291
322,328	Great Outdoors Group LLC(e) 6.87%, 03/06/2028 1-mo. LIBOR + 3.75%	296,340
344,750	Greeneden Holdings II LLC(e) 7.12%, 12/01/2027 1-mo. LIBOR + 4.00%	327,513
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 355,230	Hamilton Projects Acquiror LLC(e) 8.17%, 06/17/2027 3-mo. LIBOR + 4.50%	$ 347,364
318,650	Heartland Dental LLC(e) 7.08%, 04/30/2025 1-mo. LIBOR + 4.00%	318,252
337,613	H-Food Holdings LLC(e) 6.14%, 05/23/2025 1-mo. LIBOR + 3.00%	262,325
770,000	Horizon Therapeutics USA Inc(e) 4.88%, 03/15/2028 1-mo. LIBOR + 1.75%	738,237
274,866	Hunter Holdco 3 Ltd(e) 7.92%, 08/19/2028 3-mo. LIBOR + 4.25%	259,061
983,973	Hyland Software Inc(e) 6.62%, 07/01/2024 1-mo. LIBOR + 3.50%	950,764
828,718	Ineos US Finance LLC(e) 5.12%, 04/01/2024 1-mo. LIBOR + 2.00%	800,127
309,794	Infinite Bidco LLC(e) 6.81%, 03/02/2028 1-mo. LIBOR + 3.75%	293,530
301,179	J&J Ventures Gaming LLC(e) 7.67%, 04/26/2028 3-mo. LIBOR + 4.00%	284,802
450	Jazz Financing SARL(e) 6.62%, 05/05/2028 1-mo. LIBOR + 3.50%	434
	KKR Apple Bidco LLC(e)
501,212	6.35%,09/22/2028 1-mo. LIBOR + 3.00%	477,781
35,000	9.10%,09/21/2029 1-mo. LIBOR + 5.75%	33,250
471,158	Klockner Pentaplast of America Inc(e) 8.26%, 02/12/2026 6-mo. SOFR + 4.75%	402,840
316,707	LifePoint Health Inc(e) 6.87%, 11/16/2025 1-mo. LIBOR + 3.75%	293,802
	Lightstone HoldCo LLC(e)
488,176	4.99%,01/30/2024 3-mo. LIBOR + 3.75%	444,647
27,611	8.05%,02/01/2027 3-mo. SOFR + 5.75%	25,149
449,947	Mavis Tire Express Services Topco Corp(e) 7.25%, 05/04/2028 1-mo. SOFR + 4.00%	421,075
325,877	McGraw-Hill Education Inc(e) 7.82%, 07/28/2028 3-mo. LIBOR + 4.75%	299,603
309,150	Medallion Midland Acquisition LLC(e) 7.42%, 10/18/2028 3-mo. LIBOR + 3.75%	298,330
432,250	Mileage Plus Holdings Inc(e) 8.78%, 06/21/2027 3-mo. LIBOR + 5.25%	432,636

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 287,825	NAB Holdings LLC(e) 6.70%, 11/23/2028 3-mo. SOFR + 3.00%	$ 272,954
287,283	One Call Corp(e) 8.80%, 04/22/2027 1-mo. LIBOR + 5.50%	218,335
517,400	Oryx Midstream Services Permian Basin LLC(e) 6.21%, 10/05/2028 3-mo. LIBOR + 3.25%	500,455
253,572	Packaging Coordinators Midco Inc(e) 6.83%, 11/30/2027 1-mo. LIBOR + 3.75%	240,207
158,149	PAI Holdco Inc(e) 6.56%, 10/28/2027 3-mo. LIBOR + 3.75%	149,055
	Parfums Holding Co Inc(e)
144,756	8.42%,06/29/2024 3-mo. LIBOR + 4.75%	134,261
240,000	7.12%,06/30/2024 1-mo. LIBOR + 4.00%	222,600
338,945	Peabody Energy Corp(e) 5.83%, 03/31/2025 1-mo. LIBOR + 2.75%	320,473
290,000	Pegasus BidCo(e) 7.35%, 07/12/2029 1-mo. SOFR + 4.25%	276,588
433,658	Peraton Corp(e) 6.87%, 02/01/2028 1-mo. LIBOR + 3.75%	410,241
952,612	Perrigo Investments LLC(e) 5.51%, 04/20/2029 1-mo. LIBOR + 2.50%	935,942
246,714	PetsMart LLC(e) 6.87%, 02/11/2028 1-mo. LIBOR + 3.75%	232,652
481,820	PetVet Care Centers LLC(e) 6.62%, 02/14/2025 1-mo. LIBOR + 3.50%	444,239
510,747	Phoenix Guarantor Inc(e) 6.37%, 03/05/2026 1-mo. LIBOR + 3.25%	482,656
259,872	Phoenix Newco Inc(e) 6.81%, 11/15/2028 1-mo. LIBOR + 3.50%	247,528
775,000	Pike Corp(e) 6.12%, 01/21/2028 1-mo. LIBOR + 3.00%	751,750
1,142,584	Playa Resorts Holding BV(e) 5.87%, 04/29/2024 1-mo. LIBOR + 2.75%	1,100,451
1,158,532	Playtika Holding Corp(e) 5.87%, 03/13/2028 1-mo. LIBOR + 2.75%	1,108,673
311,346	Pods LLC(e) 6.12%, 03/31/2028 1-mo. LIBOR + 3.00%	294,277
412,303	Precision Medicine Group LLC(e) 6.67%, 11/18/2027 3-mo. LIBOR + 3.00%	380,350
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 318,068	Project Ruby Ultimate Parent Corp(e) 6.37%, 03/10/2028 1-mo. LIBOR + 3.25%	$ 296,201
257,325	Proofpoint Inc(e) 6.32%, 08/31/2028 3-mo. LIBOR + 3.25%	241,081
349,851	Pug LLC(e) 6.62%, 02/12/2027 1-mo. LIBOR + 3.50%	302,621
390,000	Quest Software US Holdings Inc(e) 6.98%, 02/01/2029 3-mo. SOFR + 4.40%	286,325
403,988	Quikrete Holdings Inc(e) 6.12%, 06/09/2028 1-mo. LIBOR + 3.00%	388,030
760,000	R1 RCM INC(e) 6.03%, 06/21/2029 1-mo. SOFR + 3.00%	747,017
160,000	Raptor Acquisition Corp(e) 7.60%, 11/01/2026 3-mo. LIBOR + 4.00%	151,733
463,882	Realpage Inc(e) 6.24%, 04/24/2028 1-mo. LIBOR + 3.25%	433,295
262,350	Rising Tide Holdings Inc(e) 7.27%, 06/01/2028 1-mo. LIBOR + 4.75%	222,998
129,675	Safe Fleet Holdings LLC(e) 6.54%, 02/23/2029 1-mo. SOFR + 3.75%	121,895
120,000	Scientific Games Holdings LP(e) 5.62%, 04/04/2029 3-mo. SOFR + 3.50%	110,375
763,087	Scientific Games International Inc(e) 6.30%, 04/13/2029 1-mo. SOFR + 3.00%	740,194
400,854	Shearers Foods(e) 6.62%, 09/23/2027 1-mo. LIBOR + 3.50%	371,591
	Sophia LP(e)
204,488	7.45%,10/06/2027 1-mo. LIBOR + 4.25%	195,967
372,049	7.03%,10/07/2027 1-mo. SOFR + 4.00%	357,167
334,756	Spectrum Holdings III Corp(e) 6.37%, 01/31/2025 1-mo. LIBOR + 3.25%	304,628
	SRS Distribution Inc(e)
54,725	6.18%,06/02/2028 3-mo. SOFR + 3.50%	50,279
227,700	6.31%,06/02/2028 3-mo. LIBOR + 3.50%	208,488
304,161	St. George's University Scholastic Services LLC(e) 6.37%, 02/10/2029 1-mo. LIBOR + 3.25%	288,572
308,479	Star US Bidco LLC(e) 7.37%, 03/17/2027 1-mo. LIBOR + 4.25%	291,127

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 241,325	Sunshine Luxembourg VII SARL(e) 7.42%, 10/01/2026 3-mo. LIBOR + 3.75%	$ 224,206
418,625	Surgery Center Holdings Inc(e) 6.51%, 08/31/2026 1-mo. LIBOR + 3.75%	396,822
356,732	Sweetwater Borrower LLC(e) 7.38%, 08/07/2028 1-mo. LIBOR + 4.25%	324,626
	Transdigm Inc(e)
285,595	5.92%,05/30/2025 3-mo. LIBOR + 2.25%	273,655
241,437	5.92%,12/09/2025 3-mo. LIBOR + 2.25%	230,908
818,662	Traverse Midstream Partners LLC(e) 5.95%, 09/27/2024 3-mo. SOFR + 4.25%	798,196
377,958	TricorBraun Inc(e) 6.37%, 03/03/2028 1-mo. LIBOR + 3.25%	354,335
270,380	Triton Water Holdings Inc(e) 7.17%, 03/31/2028 3-mo. LIBOR + 3.50%	240,976
616,502	UFC Holdings LLC(e) 5.52%, 04/29/2026 3-mo. LIBOR + 2.75%	590,301
	UKG Inc(e)
25,000	5.54%,05/04/2026 3-mo. LIBOR + 3.25%	23,500
24,102	6.38%,05/03/2027 1-mo. LIBOR + 3.25%	22,746
867	United AirLines Inc(e) 7.09%, 04/14/2028 1-mo. LIBOR + 3.75%	825
377,719	Upstream Newco Inc(e) 8.06%, 11/20/2026 3-mo. SOFR + 4.25%	350,334
497,464	Viant Medical Holdings Inc(e) 6.87%, 07/02/2025 1-mo. LIBOR + 3.75%	460,361
368,845	Weld North Education LLC(e) 6.87%, 12/21/2027 1-mo. LIBOR + 3.75%	356,627
343,258	William Morris Endeavor Entertainment LLC(e) 5.87%, 05/18/2025 1-mo. LIBOR + 2.75%	326,953
474,167	Zep Inc(e) 7.14%, 08/12/2024 1-mo. LIBOR + 4.00%	405,413
TOTAL BANK LOANS — 8.10% (Cost $46,529,813)		$44,370,776
CORPORATE BONDS AND NOTES
Basic Materials — 3.16%
830,000	Albemarle Corp 5.05%, 06/01/2032	769,117
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 200,000	Alpek SAB de CV(b) 3.25%, 02/25/2031	$ 147,838
	Anglo American Capital PLC(b)
620,000	2.63%, 09/10/2030	477,237
400,000	2.88%, 03/17/2031	309,876
590,000	ArcelorMittal SA 6.75%, 03/01/2041	540,106
525,000	Ashland LLC(b) 3.38%, 09/01/2031	405,780
500,000	ATI Inc 5.88%, 12/01/2027	455,175
128,000	Avient Corp(b) 7.13%, 08/01/2030	118,135
520,000	Barrick Gold Corp 5.80%, 11/15/2034	508,716
870,000	Bayport Polymers LLC(b) 5.14%, 04/14/2032	791,038
	Braskem Netherlands Finance BV(b)
600,000	4.50%, 01/31/2030	484,920
400,000	5.88%, 01/31/2050(f)	283,400
	Celanese US Holdings LLC
275,000	5.90%, 07/05/2024	271,188
235,000	6.17%, 07/15/2027	222,405
215,000	6.33%, 07/15/2029	200,385
160,000	6.38%, 07/15/2032(f)	148,683
531,000	Cleveland-Cliffs Inc(b) 6.75%, 03/15/2026	522,239
551,000	Eldorado Gold Corp(b) 6.25%, 09/01/2029	419,774
	First Quantum Minerals Ltd(b)
1,815,000	7.50%, 04/01/2025	1,746,938
200,000	6.88%, 03/01/2026	184,546
285,000	6.88%, 10/15/2027	256,500
170,000	FMC Corp 3.45%, 10/01/2029	145,981
550,000	FMG Resources Pty Ltd(b) 4.38%, 04/01/2031	422,212
	Freeport-McMoRan Inc
295,000	4.13%, 03/01/2028	264,151
155,000	4.38%, 08/01/2028	139,571
305,000	4.25%, 03/01/2030	260,812
255,000	4.63%, 08/01/2030	223,438
690,000	5.45%, 03/15/2043	575,667
	Glencore Funding LLC(b)
1,945,000	4.88%, 03/12/2029	1,794,737
165,000	2.85%, 04/27/2031	127,660
740,000	Inversiones CMPC SA(b) 3.85%, 01/13/2030	597,550
310,000	Newcrest Finance Pty Ltd(b) 3.25%, 05/13/2030	258,320
151,000	NOVA Chemicals Corp(b) 5.00%, 05/01/2025	135,290
165,000	Novelis Corp(b) 4.75%, 01/30/2030	135,300
645,000	Orbia Advance Corp SAB de CV(b) 2.88%, 05/11/2031	469,239
100,000	Reliance Steel & Aluminum Co 2.15%, 08/15/2030	76,059

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	Suzano Austria GmbH
$ 690,000	2.50%, 09/15/2028	$ 539,677
555,000	3.75%, 01/15/2031	434,815
832,000	Taseko Mines Ltd(b) 7.00%, 02/15/2026	661,440
545,000	Teck Resources Ltd 6.13%, 10/01/2035	511,215
105,000	Volcan Cia Minera SAA(b) 4.38%, 02/11/2026	86,625
231,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	173,250
		17,297,005
Communications — 6.02%
420,000	Altice France Holding SA(b)(f) 6.00%, 02/15/2028	266,415
200,000	Altice France SA(b) 5.13%, 01/15/2029	147,548
200,000	Block Communications Inc(b) 4.88%, 03/01/2028	173,000
570,000	Cable Onda SA(b) 4.50%, 01/30/2030	448,728
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
60,000	5.38%, 06/01/2029	52,519
723,000	4.75%, 03/01/2030	586,534
559,000	4.50%, 08/15/2030	442,080
465,000	4.25%, 02/01/2031	356,674
585,000	4.25%, 01/15/2034	418,731
430,000	CenturyLink Inc 5.63%, 04/01/2025	417,100
	Charter Communications Operating LLC / Charter Communications Operating Capital
450,000	2.80%, 04/01/2031	340,177
90,000	2.30%, 02/01/2032	64,268
115,000	4.40%, 04/01/2033(f)	95,228
765,000	5.13%, 07/01/2049	560,773
2,220,000	4.80%, 03/01/2050	1,601,485
695,000	4.40%, 12/01/2061	442,765
870,000	3.95%, 06/30/2062	515,904
547,000	Cogent Communications Group Inc(b) 7.00%, 06/15/2027	514,430
	CommScope Inc(b)
530,000	7.13%, 07/01/2028	409,112
718,000	4.75%, 09/01/2029	585,644
215,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	162,325
	CSC Holdings LLC(b)
680,000	5.38%, 02/01/2028	593,300
2,435,000	4.63%, 12/01/2030	1,655,800
690,000	CT Trust(b) 5.13%, 02/03/2032	519,225
	DISH DBS Corp
488,000	7.75%, 07/01/2026	374,330
1,505,000	5.25%, 12/01/2026(b)	1,232,966
495,000	5.13%, 06/01/2029	290,812
Principal Amount(a)		Fair Value
Communications — (continued)
	Expedia Group Inc
$ 75,000	4.63%, 08/01/2027	$ 70,433
400,000	3.80%, 02/15/2028	355,234
920,000	3.25%, 02/15/2030	746,129
430,000	2.95%, 03/15/2031	333,585
600,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 3.50%, 03/01/2029	490,728
	iHeartCommunications Inc
320,000	8.38%, 05/01/2027(f)	269,093
525,000	5.25%, 08/15/2027(b)	448,481
535,000	4.75%, 01/15/2028(b)	445,922
	Lamar Media Corp
70,000	3.75%, 02/15/2028	61,146
70,000	4.00%, 02/15/2030	58,652
	Level 3 Financing Inc(b)
90,000	4.63%, 09/15/2027	74,482
262,000	3.63%, 01/15/2029	193,982
559,000	McGraw-Hill Education Inc(b) 8.00%, 08/01/2029	458,925
430,000	Millennium Escrow Corp(b) 6.63%, 08/01/2026	339,934
525,000	Motorola Solutions Inc 4.60%, 05/23/2029	483,449
	Netflix Inc
300,000	EUR, 3.63%, 05/15/2027	276,406
210,000	4.88%, 04/15/2028	196,542
490,000	5.88%, 11/15/2028	478,132
395,000	6.38%, 05/15/2029	392,144
100,000	5.38%, 11/15/2029(b)	94,000
1,215,000	4.88%, 06/15/2030(b)(f)	1,110,313
294,000	Northwest Fiber LLC / Northwest Fiber Finance Sub Inc(b) 10.75%, 06/01/2028	273,826
	Paramount Global
120,000	4.20%, 06/01/2029	105,802
605,000	4.95%, 01/15/2031	533,691
25,000	Sirius XM Radio Inc(b) 5.50%, 07/01/2029	22,487
	SoftBank Group Corp
400,000	4.63%, 07/06/2028	317,000
200,000	5.25%, 07/06/2031	149,000
70,000	Sprint Capital Corp 6.88%, 11/15/2028	71,925
359,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	132,830
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	28,812
235,000	5.50%, 09/01/2041	184,455
245,000	4.50%, 09/15/2042	169,149
	T-Mobile USA Inc
110,000	2.40%, 03/15/2029	89,779
1,590,000	3.38%, 04/15/2029	1,373,728
1,915,000	3.88%, 04/15/2030	1,698,635
1,220,000	3.50%, 04/15/2031	1,025,178
195,000	2.70%, 03/15/2032	152,191
340,000	Twitter Inc(b) 3.88%, 12/15/2027	318,827

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Uber Technologies Inc(b)
$ 640,000	8.00%, 11/01/2026	$ 638,989
600,000	7.50%, 09/15/2027(f)	588,000
3,965,000	4.50%, 08/15/2029(f)	3,333,078
243,000	ViaSat Inc(b) 5.63%, 09/15/2025	188,643
475,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	349,313
725,000	VZ Secured Financing BV(b) 5.00%, 01/15/2032	541,645
		32,932,568
Consumer, Cyclical — 4.40%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
120,000	3.88%, 01/15/2028	104,425
210,000	4.38%, 01/15/2028	181,965
150,000	4.00%, 10/15/2030	118,137
1,218,458	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	1,148,569
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	341,133
	American Airlines Pass Through Trust
	Series 2016-1 Class B
621,323	5.25%, 01/15/2024	591,995
	Series 2017-2 Class B
306,721	3.70%, 10/15/2025	267,853
	Series 2016-3 Class B
861,252	3.75%, 10/15/2025	737,556
577,000	At Home Group Inc(b) 7.13%, 07/15/2029	340,481
140,000	AutoNation Inc 4.75%, 06/01/2030	123,112
332,000	BlueLinx Holdings Inc(b) 6.00%, 11/15/2029	260,435
238,046	British Airways Pass Through Trust(b) Series 2019-1 Class A Pass 3.35%, 06/15/2029	200,167
377,000	Brunswick Corp 2.40%, 08/18/2031	261,972
	Caesars Entertainment Inc(b)
337,000	6.25%, 07/01/2025	324,784
332,000	8.13%, 07/01/2027	317,088
	Carnival Corp(b)
425,000	5.75%, 03/01/2027	297,734
255,000	6.00%, 05/01/2029	167,425
492,000	Clarios Global LP / Clarios US Finance Co(b) 8.50%, 05/15/2027	469,609
160,000	Cooper-Standard Automotive Inc(b) 13.00%, 06/01/2024	164,764
609,000	Dick's Sporting Goods Inc 3.15%, 01/15/2032	463,861
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,114,078
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 320,000	Dornoch Debt Merger Sub Inc(b) 6.63%, 10/15/2029	$ 230,737
200,000	Ferguson Finance PLC(b) 3.25%, 06/02/2030	164,407
	Ferrellgas LP / Ferrellgas Finance Corp(b)
169,000	5.38%, 04/01/2026	148,720
462,000	5.88%, 04/01/2029	378,976
	Ford Motor Co
878,000	3.25%, 02/12/2032	632,450
196,000	4.75%, 01/15/2043	129,868
370,000	Ford Motor Credit Co LLC 4.13%, 08/17/2027	318,385
	General Motors Co
90,000	5.20%, 04/01/2045	68,528
950,000	5.40%, 04/01/2048	741,490
810,000	5.95%, 04/01/2049	675,645
	General Motors Financial Co Inc(f)(g)
50,000	5.70%, Perpetual	42,856
30,000	5.75%, Perpetual	24,336
765,000	Genm Capital Labuan Ltd(b) 3.88%, 04/19/2031	523,775
765,000	Goodyear Tire & Rubber Co 4.88%, 03/15/2027	677,025
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	416,290
140,000	3.63%, 02/15/2032	107,226
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
330,000	5.00%, 06/01/2029	266,343
105,000	4.88%, 07/01/2031	80,174
50,000	Hyatt Hotels Corp 5.63%, 04/23/2025	49,440
442,000	Jacobs Entertainment Inc(b) 6.75%, 02/15/2029	378,181
598,000	M/I Homes Inc 4.95%, 02/01/2028	497,970
	Marriott International Inc
190,000	4.63%, 06/15/2030	171,699
305,000	2.85%, 04/15/2031	239,474
255,000	Marriott Ownership Resorts Inc(b) 4.50%, 06/15/2029	201,528
960,000	Mclaren Finance PLC(b) 7.50%, 08/01/2026	770,400
652,000	Mohegan Gaming & Entertainment(b) 8.00%, 02/01/2026	544,179
	NCL Corp Ltd(b)
375,000	5.88%, 03/15/2026	285,278
350,000	5.88%, 02/15/2027	291,375
140,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	103,247
594,000	NMG Holding Co Inc / Neiman Marcus Group LLC(b) 7.13%, 04/01/2026	545,798

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 900,000	Nordstrom Inc 4.25%, 08/01/2031	$ 616,500
703,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp(b) 5.63%, 09/01/2029	486,645
	PulteGroup Inc
415,000	7.88%, 06/15/2032	428,838
415,000	6.38%, 05/15/2033	391,815
	Royal Caribbean Cruises Ltd(b)
50,000	4.25%, 07/01/2026	36,754
725,000	5.50%, 04/01/2028(f)	507,964
54,000	9.25%, 01/15/2029	53,209
	Scientific Games International Inc(b)
220,000	7.00%, 05/15/2028	207,427
15,000	7.25%, 11/15/2029	13,961
170,000	Tapestry Inc 3.05%, 03/15/2032	126,833
640,000	Tenneco Inc(b) 5.13%, 04/15/2029	632,017
	Travel + Leisure Co
180,000	6.63%, 07/31/2026(b)	168,613
50,000	6.00%, 04/01/2027	45,057
540,000	4.50%, 12/01/2029(b)	418,713
395,000	4.63%, 03/01/2030(b)	312,223
	US Airways Pass Through Trust
	Series 2011-1 Class A
124,950	7.13%, 10/22/2023	124,069
	Series 2012-1 Class A
299,810	5.90%, 10/01/2024	290,335
	Warnermedia Holdings Inc(b)
215,000	4.05%, 03/15/2029	185,693
330,000	4.28%, 03/15/2032	271,485
	Yum! Brands Inc
450,000	4.75%, 01/15/2030(b)	393,259
555,000	3.63%, 03/15/2031	443,556
255,000	4.63%, 01/31/2032	213,736
		24,071,645
Consumer, Non-Cyclical — 5.37%
137,138	1375209 BC Ltd(b) 9.00%, 01/30/2028	136,109
2,895,000	AbbVie Inc 2.95%, 11/21/2026	2,652,278
525,000	Adani Ports & Special Economic Zone Ltd(b) 4.20%, 08/04/2027	459,525
808,000	Akumin Inc(b)(f) 7.00%, 11/01/2025	663,362
1,035,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(b) 3.25%, 03/15/2026	909,079
	Ashtead Capital Inc(b)
1,070,000	4.38%, 08/15/2027	981,586
400,000	5.50%, 08/11/2032	371,246
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 900,000	BAT Capital Corp 4.91%, 04/02/2030	$ 794,649
	Bausch Health Cos Inc(b)
55,000	6.13%, 02/01/2027	38,069
45,000	7.00%, 01/15/2028	17,143
245,000	5.00%, 01/30/2028	90,211
125,000	4.88%, 06/01/2028	80,588
243,319	11.00%, 09/30/2028	195,872
25,000	5.00%, 02/15/2029	9,694
30,000	6.25%, 02/15/2029	11,194
200,000	5.25%, 01/30/2030	74,696
48,363	14.00%, 10/15/2030	26,358
635,000	5.25%, 02/15/2031	238,792
225,000	Bio-Rad Laboratories Inc 3.70%, 03/15/2032	189,647
350,000	Block Inc 3.50%, 06/01/2031	271,360
754,000	Carriage Services Inc(b) 4.25%, 05/15/2029	596,282
325,000	Catalent Pharma Solutions Inc(b) 3.13%, 02/15/2029	250,656
	Centene Corp
60,000	4.63%, 12/15/2029	53,916
260,000	3.00%, 10/15/2030	205,904
1,165,000	2.50%, 03/01/2031	878,156
510,000	2.63%, 08/01/2031(f)	384,373
350,000	Central American Bottling Corp / CBC Bottling Holdco SL / Beliv Holdco SL(b) 5.25%, 04/27/2029	303,625
	Charles River Laboratories International Inc(b)
115,000	3.75%, 03/15/2029	95,658
120,000	4.00%, 03/15/2031	96,771
975,000	Cheplapharm Arzneimittel GmbH(b) 5.50%, 01/15/2028	804,375
	CHS / Community Health Systems Inc(b)
388,000	6.88%, 04/15/2029	187,418
388,000	6.13%, 04/01/2030(f)	182,981
586,000	4.75%, 02/15/2031	394,085
750,000	Cigna Corp 4.13%, 11/15/2025	728,412
1,012,000	CoStar Group Inc(b) 2.80%, 07/15/2030	798,814
45,000	Darling Ingredients Inc(b) 6.00%, 06/15/2030	42,826
891,000	DaVita Inc(b) 3.75%, 02/15/2031	634,837
259,000	Deluxe Corp(b) 8.00%, 06/01/2029	210,360
1,170,000	DENTSPLY SIRONA Inc 3.25%, 06/01/2030	903,922
75,000	Encompass Health Corp 4.75%, 02/01/2030	61,701
	Gartner Inc(b)
45,000	3.63%, 06/15/2029	37,463
360,000	3.75%, 10/01/2030	294,712

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Global Payments Inc
$ 220,000	5.30%, 08/15/2029	$ 206,898
90,000	2.90%, 11/15/2031	68,811
395,000	5.40%, 08/15/2032	366,549
875,000	HCA Inc 4.13%, 06/15/2029	767,366
820,000	HLF Financing SARL LLC / Herbalife International Inc(b) 4.88%, 06/01/2029	585,189
860,000	Hologic Inc(b) 3.25%, 02/15/2029	703,297
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(b)
260,000	3.00%, 02/02/2029	212,726
275,000	3.75%, 12/01/2031	220,149
210,000	Lannett Co Inc(b) 7.75%, 04/15/2026	58,800
492,000	Legacy LifePoint Health LLC(b) 6.75%, 04/15/2025	465,538
337,000	Metis Merger Sub LLC(b) 6.50%, 05/15/2029	262,860
335,000	Molina Healthcare Inc(b) 3.88%, 05/15/2032	274,407
365,000	Natura Cosmeticos SA(b)(f) 4.13%, 05/03/2028	288,350
337,000	Par Pharmaceutical Inc(b)(h) 7.50%, 04/01/2027	266,236
	Pilgrim's Pride Corp(b)
185,000	4.25%, 04/15/2031	147,680
840,000	3.50%, 03/01/2032	633,251
100,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	77,214
672,000	Surgery Center Holdings Inc(b)(f) 6.75%, 07/01/2025	621,029
531,000	Team Health Holdings Inc(b) 6.38%, 02/01/2025	393,321
	Tenet Healthcare Corp(b)
140,000	4.88%, 01/01/2026	130,098
175,000	6.25%, 02/01/2027	163,301
40,000	6.13%, 10/01/2028	35,044
1,140,000	Terminix Co LLC 7.45%, 08/15/2027	1,285,350
	Teva Pharmaceutical Finance Netherlands III BV
1,639,000	3.15%, 10/01/2026	1,344,799
210,000	4.75%, 05/09/2027	178,355
2,550,000	4.10%, 10/01/2046	1,523,831
545,000	TriNet Group Inc(b) 3.50%, 03/01/2029	443,902
789,000	Turning Point Brands Inc(b) 5.63%, 02/15/2026	684,457
900,000	Universal Health Services Inc(b) 2.65%, 01/15/2032	636,254
		29,403,767
Principal Amount(a)		Fair Value
Energy — 6.64%
	Aker BP ASA(b)
$ 530,000	2.00%, 07/15/2026	$ 457,155
615,000	3.75%, 01/15/2030	522,779
730,000	4.00%, 01/15/2031	619,479
380,000	3.10%, 07/15/2031	297,515
777,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 7.50%, 05/01/2025	756,487
522,725	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	521,905
762,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(b) 5.75%, 01/15/2028	693,420
98,000	Antero Resources Corp(b) 7.63%, 02/01/2029	97,819
574,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 8.25%, 12/31/2028	551,541
585,000	BP Capital Markets PLC(g) 4.88%, Perpetual	503,100
430,000	Callon Petroleum Co(b) 7.50%, 06/15/2030	376,467
465,000	Calumet Specialty Products Partners LP / Calumet Finance Corp(b) 8.13%, 01/15/2027	427,800
	Cheniere Corpus Christi Holdings LLC
635,000	5.13%, 06/30/2027	614,817
1,035,000	3.70%, 11/15/2029	897,568
472,000	CITGO Petroleum Corp(b) 7.00%, 06/15/2025	451,010
	Continental Resources Inc
300,000	4.38%, 01/15/2028	269,243
1,910,000	5.75%, 01/15/2031(b)	1,726,370
790,000	2.88%, 04/01/2032(b)	578,513
726,000	Coronado Finance Pty Ltd(b) 10.75%, 05/15/2026	755,033
	CrownRock LP / CrownRock Finance Inc(b)
173,000	5.63%, 10/15/2025	165,625
289,000	5.00%, 05/01/2029	254,987
	DCP Midstream Operating LP
5,000	5.13%, 05/15/2029	4,685
905,000	3.25%, 02/15/2032	715,419
395,000	6.45%, 11/03/2036(b)	360,875
250,000	Diamondback Energy Inc 3.13%, 03/24/2031	202,783
488,000	Earthstone Energy Holdings LLC(b) 8.00%, 04/15/2027	459,940
1,590,000	Ecopetrol SA 4.63%, 11/02/2031	1,113,000
805,000	Enbridge Inc 7.63%, 01/15/2083	776,163
	Energean Israel Finance Ltd(b)
360,000	5.38%, 03/30/2028	305,100
470,000	5.88%, 03/30/2031	384,225

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Energy Transfer LP
$ 668,000	6.50%, Perpetual(g)	$ 581,897
110,000	3.75%, 05/15/2030	93,144
	EQT Corp
160,000	5.68%, 10/01/2025	159,015
125,000	3.13%, 05/15/2026(b)	113,839
495,000	3.90%, 10/01/2027	450,449
110,000	5.70%, 04/01/2028	107,839
135,000	5.00%, 01/15/2029	125,960
505,000	3.63%, 05/15/2031(b)	421,001
630,000	Flex Intermediate Holdco LLC(b) 3.36%, 06/30/2031	490,181
75,000	Gray Oak Pipeline LLC(b) 3.45%, 10/15/2027	66,316
395,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	318,962
655,000	HF Sinclair Corp(b) 5.88%, 04/01/2026	642,037
	Hilcorp Energy I LP / Hilcorp Finance Co(b)
621,000	5.75%, 02/01/2029	542,919
363,000	6.00%, 02/01/2031	314,498
320,000	International Petroleum Corp(b) 7.25%, 02/01/2027	290,400
545,000	KazMunayGas National Co JSC(b) 4.75%, 04/19/2027	455,647
920,000	Kinder Morgan Inc 7.75%, 01/15/2032	995,369
255,000	Leviathan Bond Ltd(b) 6.13%, 06/30/2025	239,700
430,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.00%, 08/01/2026	412,099
645,000	Nabors Industries Ltd(b) 7.25%, 01/15/2026	561,227
411,000	Northriver Midstream Finance LP(b) 5.63%, 02/15/2026	382,727
	Occidental Petroleum Corp
10,000	5.55%, 03/15/2026(f)	10,011
135,000	8.88%, 07/15/2030	150,296
25,000	6.63%, 09/01/2030	25,375
928,000	6.13%, 01/01/2031	914,080
15,000	7.50%, 05/01/2031	15,675
255,000	7.88%, 09/15/2031	272,212
	Ovintiv Inc
90,000	8.13%, 09/15/2030	97,148
20,000	7.20%, 11/01/2031	20,393
80,000	7.38%, 11/01/2031	83,339
680,000	6.50%, 08/15/2034	662,438
160,000	6.63%, 08/15/2037	156,593
30,000	6.50%, 02/01/2038	29,130
430,000	Parsley Energy LLC / Parsley Finance Corp(b) 4.13%, 02/15/2028	390,882
Principal Amount(a)		Fair Value
Energy — (continued)
$ 1,800,000	Petroleos de Venezuela SA(b)(h) 6.00%, 05/16/2024	$ 36,000
	Petroleos Mexicanos
2,445,000	6.50%, 03/13/2027	2,047,687
600,000	7.69%, 01/23/2050	367,440
800,000	Petronas Capital Ltd(b) 3.50%, 04/21/2030	728,847
	Plains All American Pipeline LP / PAA Finance Corp
195,000	3.80%, 09/15/2030	163,510
35,000	4.90%, 02/15/2045	25,676
900,000	Reliance Industries Ltd(b) 2.88%, 01/12/2032	705,474
700,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	638,371
500,000	Sanchez Energy Corp(h)(i) 0.00%, 02/15/2023	2,500
1,020,000	Saudi Arabian Oil Co(b) 2.25%, 11/24/2030	822,614
	Southwestern Energy Co
676,000	5.38%, 02/01/2029	612,997
90,000	4.75%, 02/01/2032	75,429
515,000	State Oil Co of the Azerbaijan Republic 6.95%, 03/18/2030	499,463
35,000	Targa Resources Corp 5.20%, 07/01/2027	33,669
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
80,000	5.50%, 03/01/2030	71,801
230,000	4.88%, 02/01/2031	197,800
195,000	4.00%, 01/15/2032	160,817
488,000	Teine Energy Ltd(b) 6.88%, 04/15/2029	438,366
860,000	Transcanada Trust 5.60%, 03/07/2082	745,830
259,000	USA Compression Partners LP / USA Compression Finance Corp 6.88%, 04/01/2026	238,280
	Venture Global Calcasieu Pass LLC(b)
60,000	3.88%, 08/15/2029	51,473
869,000	4.13%, 08/15/2031	720,809
	Western Midstream Operating LP
120,000	4.30%, 02/01/2030	102,631
55,000	5.45%, 04/01/2044	45,119
280,000	5.30%, 03/01/2048	230,300
35,000	5.50%, 08/15/2048	28,306
150,000	5.50%, 02/01/2050	121,125
		36,365,955
Financial — 15.56%
832,000	Acrisure LLC / Acrisure Finance Inc(b) 7.00%, 11/15/2025	759,945

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
$ 425,000	3.00%, 10/29/2028	$ 340,835
535,000	3.30%, 01/30/2032	402,356
100,000	AGFC Capital Trust I(b)(e) 4.26%, 01/15/2067 3-mo. LIBOR + 1.75%	52,309
430,000	Agile Group Holdings Ltd 6.05%, 10/13/2025	120,688
	Air Lease Corp
640,000	4.65%, Perpetual(g)	534,323
595,000	3.38%, 07/01/2025	554,383
10,000	4.63%, 10/01/2028	8,976
95,000	3.25%, 10/01/2029	77,323
380,000	3.00%, 02/01/2030	300,928
1,275,000	3.13%, 12/01/2030	1,003,900
	Aircastle Ltd
215,000	5.25%, Perpetual(b)(g)	161,270
1,210,000	4.25%, 06/15/2026	1,085,307
1,020,000	Allstate Corp 5.75%, 08/15/2053	938,929
	Ally Financial Inc
2,524,000	4.70%, Perpetual(g)	1,922,251
280,000	2.20%, 11/02/2028	216,319
120,000	American Homes 4 Rent LP REIT 2.38%, 07/15/2031	90,478
	Antares Holdings LP(b)
1,125,000	6.00%, 08/15/2023	1,113,406
250,000	2.75%, 01/15/2027	199,050
250,000	3.75%, 07/15/2027	201,821
	Ares Capital Corp
555,000	2.88%, 06/15/2028	436,819
785,000	3.20%, 11/15/2031(f)	559,540
755,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	629,218
	Athene Global Funding(b)
1,045,000	1.72%, 01/07/2025	955,224
620,000	1.61%, 06/29/2026	527,254
1,150,000	2.55%, 11/19/2030	877,362
385,000	Athene Holding Ltd 3.50%, 01/15/2031	308,334
	Aviation Capital Group LLC(b)
910,000	5.50%, 12/15/2024	880,931
355,000	1.95%, 01/30/2026	297,990
438,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	391,811
935,000	Banco Mercantil del Norte SA(b)(g) 6.63%, Perpetual	734,127
855,000	Banco Santander Chile(b) 3.18%, 10/26/2031	678,451
545,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b) 5.38%, 04/17/2025	529,882
2,600,000	Banco Santander SA 5.18%, 11/19/2025	2,508,563
Principal Amount(a)		Fair Value
Financial — (continued)
$ 1,355,000	Bank of America Corp 2.48%, 09/21/2036	$ 978,702
665,000	Bank of New York Mellon Corp(g) 4.70%, Perpetual	636,738
	Barclays PLC
760,000	4.38%, Perpetual(g)	468,388
1,315,000	2.28%, 11/24/2027	1,101,340
200,000	5.09%, 06/20/2030	173,872
985,000	3.56%, 09/23/2035	723,797
445,000	Barings BDC Inc(b) 3.30%, 11/23/2026	369,100
	BBVA Bancomer SA(b)
200,000	1.88%, 09/18/2025	179,148
570,000	5.13%, 01/18/2033	471,682
678,000	Blackstone Private Credit Fund 2.63%, 12/15/2026	556,578
1,530,000	Blackstone Secured Lending Fund 2.13%, 02/15/2027	1,234,085
640,000	Blue Owl Finance LLC(b) 3.13%, 06/10/2031	454,490
775,000	BNP Paribas SA(b) 2.59%, 01/20/2028	661,832
608,000	Brighthouse Financial Inc(f) 5.63%, 05/15/2030	569,898
75,000	Brixmor Operating Partnership LP REIT 4.05%, 07/01/2030	63,183
360,000	BroadStreet Partners Inc(b) 5.88%, 04/15/2029	283,500
425,000	Capital Farm Credit ACA(b)(g) 5.00%, Perpetual	369,750
	Central China Real Estate Ltd
200,000	7.25%, 04/24/2023	81,288
205,000	7.50%, 07/14/2025	45,395
200,000	CIFI Holdings Group Co Ltd 6.00%, 07/16/2025	43,452
905,000	Citadel LP(b) 4.88%, 01/15/2027	844,414
325,000	Citigroup Inc(g) 6.25%, Perpetual	310,863
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	446,985
462,000	Cobra AcquisitionCo LLC(b) 6.38%, 11/01/2029	322,245
626,000	Corebridge Financial Inc(b) 6.88%, 12/15/2052	572,451
110,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	80,870
400,000	Country Garden Holdings Co Ltd 3.30%, 01/12/2031	118,000
	Credit Suisse Group AG(b)
695,000	6.37%, 07/15/2026	671,535
675,000	6.44%, 08/11/2028	627,716
	Crown Castle Inc REIT
460,000	3.30%, 07/01/2030	385,173
1,130,000	2.25%, 01/15/2031	862,863
25,000	2.50%, 07/15/2031	19,265

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Deutsche Bank AG
$ 290,000	3.55%, 09/18/2031	$ 221,112
1,004,000	3.73%, 01/14/2032	676,141
200,000	3.74%, 01/07/2033	129,645
571,674	Doric Nimrod Air Alpha Pass Through Trust(b) Series 2013-1 Class A 5.25%, 05/30/2023	563,333
970,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin(b) 3.88%, 02/15/2026	880,459
	EPR Properties REIT
700,000	4.75%, 12/15/2026	621,391
185,000	3.60%, 11/15/2031	132,175
	Equinix Inc REIT
880,000	3.20%, 11/18/2029	743,934
615,000	2.15%, 07/15/2030	471,497
525,000	Fidelity National Financial Inc 3.40%, 06/15/2030	427,981
	FS KKR Capital Corp
415,000	3.40%, 01/15/2026	366,168
535,000	3.13%, 10/12/2028	415,447
510,000	Global Atlantic Finance Co(b) 4.40%, 10/15/2029	432,653
	GLP Capital LP / GLP Financing II Inc REIT
440,000	5.25%, 06/01/2025	425,294
108,000	5.75%, 06/01/2028	101,132
355,000	3.25%, 01/15/2032	266,861
2,915,000	Goldman Sachs Group Inc 4.48%, 08/23/2028	2,735,718
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
203,000	6.25%, 05/15/2026	189,712
821,000	5.25%, 05/15/2027	718,794
65,000	4.38%, 02/01/2029	52,317
725,000	Intercorp Peru Ltd(b) 3.88%, 08/15/2029	586,953
	Iron Mountain Inc REIT(b)
380,000	5.25%, 07/15/2030	314,439
706,000	4.50%, 02/15/2031	545,865
1,205,000	Itau Unibanco Holding SA(b) 3.88%, 04/15/2031	1,030,094
355,000	Jefferies Group LLC 6.45%, 06/08/2027	359,909
	JPMorgan Chase & Co
343,000	4.60%, Perpetual(g)	298,787
1,215,000	1.95%, 02/04/2032	898,773
	Kaisa Group Holdings Ltd(h)
1,015,000	9.38%, 06/30/2024	105,763
1,200,000	11.25%, 04/16/2025	128,088
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,087,580
815,000	Kite Realty Group Trust REIT 4.75%, 09/15/2030	708,376
Principal Amount(a)		Fair Value
Financial — (continued)
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b)
$ 125,000	5.25%, 10/01/2025	$ 115,000
1,137,000	4.25%, 02/01/2027	915,521
660,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	509,895
715,000	Lincoln National Corp(e) 4.75%, 04/20/2067 3-mo. LIBOR + 2.04%	539,910
200,000	Logan Group Co Ltd 4.25%, 07/12/2025	32,000
600,000	MBIA Insurance Corp(b)(e)(h) 13.77%, 01/15/2033 3-mo. LIBOR + 11.26%	66,000
	MetLife Inc
565,000	3.85%, Perpetual(g)	505,446
340,000	5.88%, Perpetual(g)	310,279
245,000	9.25%, 04/08/2038(b)	282,876
915,000	10.75%, 08/01/2039	1,191,565
865,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	740,351
285,000	Morgan Stanley 3.95%, 04/23/2027	264,846
	MPT Operating Partnership LP / MPT Finance Corp REIT
180,000	4.63%, 08/01/2029	144,823
356,000	3.50%, 03/15/2031	247,865
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,447,732
355,000	NatWest Group PLC 5.52%, 09/30/2028	336,921
	Navient Corp
5,000	6.13%, 03/25/2024	4,869
10,000	5.88%, 10/25/2024	9,476
278,000	6.75%, 06/15/2026	252,341
790,000	5.00%, 03/15/2027	646,150
385,000	Oaktree Specialty Lending Corp 2.70%, 01/15/2027	324,187
433,000	Office Properties Income Trust REIT 2.65%, 06/15/2026	324,710
405,000	OneMain Finance Corp 6.88%, 03/15/2025	380,639
322,000	Ontario Teachers' Cadillac Fairview Properties Trust(b) 2.50%, 10/15/2031	251,758
	Owl Rock Capital Corp
522,000	2.63%, 01/15/2027	421,768
545,000	2.88%, 06/11/2028(f)	415,043
659,000	OWL Rock Core Income Corp 4.70%, 02/08/2027	577,203
295,000	Owl Rock Technology Finance Corp 2.50%, 01/15/2027	236,685
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	534,572

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 740,000	Phillips Edison Grocery Center Operating Partnership I LP REIT 2.63%, 11/15/2031	$ 537,229
	Prudential Financial Inc
390,000	5.63%, 06/15/2043	384,251
226,000	5.13%, 03/01/2052	195,928
171,000	6.00%, 09/01/2052	159,645
585,000	Regency Centers LP REIT 2.95%, 09/15/2029	485,183
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
1,890,000	2.88%, 10/15/2026	1,549,800
900,000	3.63%, 03/01/2029	692,685
1,355,000	3.88%, 03/01/2031	982,177
1,045,000	4.00%, 10/15/2033	718,452
380,000	Santander Holdings USA Inc 4.40%, 07/13/2027	349,529
905,000	SBA Communications Corp REIT 3.13%, 02/01/2029	727,864
945,000	Service Properties Trust REIT(f) 4.95%, 02/15/2027	701,159
	Shimao Group Holdings Ltd(h)
235,000	5.60%, 07/15/2026	27,981
400,000	3.45%, 01/11/2031	43,632
400,000	Sino-Ocean Land Treasure IV Ltd 4.75%, 01/14/2030	113,858
150,000	Sirius International Group Ltd(b) 4.60%, 11/01/2026	129,000
	Societe Generale SA(b)
1,740,000	4.75%, 11/24/2025	1,645,001
2,475,000	4.25%, 08/19/2026	2,267,198
850,000	Spirit Realty LP REIT 3.40%, 01/15/2030	690,615
	Standard Chartered PLC(b)
1,145,000	4.64%, 04/01/2031	1,000,176
895,000	3.27%, 02/18/2036	657,062
765,000	Stewart Information Services Corp 3.60%, 11/15/2031	589,649
	Sunac China Holdings Ltd(h)
200,000	6.50%, 01/10/2025	27,200
200,000	7.00%, 07/09/2025	26,000
235,000	6.50%, 01/26/2026	32,191
	Synchrony Bank
275,000	5.40%, 08/22/2025	268,135
550,000	5.63%, 08/23/2027	526,538
843,000	Texas Capital Bancshares Inc 4.00%, 05/06/2031	726,212
405,000	Times China Holdings Ltd(h) 6.20%, 03/22/2026	44,144
730,000	Truist Financial Corp(g) 5.10%, Perpetual	647,247
200,000	UniCredit SpA(b) 5.86%, 06/19/2032	164,711
Principal Amount(a)		Fair Value
Financial — (continued)
	VICI Properties LP / VICI Note Co Inc REIT(b)
$ 215,000	5.63%, 05/01/2024	$ 211,291
350,000	4.63%, 06/15/2025	329,360
295,000	4.50%, 09/01/2026	269,402
365,000	4.25%, 12/01/2026	329,447
195,000	5.75%, 02/01/2027	183,745
660,000	3.88%, 02/15/2029	553,677
	VICI Properties LP REIT
595,000	4.95%, 02/15/2030(f)	537,710
205,000	5.13%, 05/15/2032	181,712
1,215,000	Wells Fargo & Co(g) 3.90%, Perpetual	1,027,434
	Yuzhou Group Holdings Co Ltd(h)
315,000	7.70%, 02/20/2025	19,379
200,000	8.30%, 05/27/2025	12,257
200,000	7.85%, 08/12/2026	12,542
765,000	Zions Bancorp NA 3.25%, 10/29/2029	628,362
		85,202,493
Industrial — 3.68%
868,322	ARD Finance SA(b)(j) 6.50%, 06/30/2027 PIK rate, 7.25%	594,540
740,000	Avnet Inc 5.50%, 06/01/2032	671,917
	Boeing Co
150,000	3.20%, 03/01/2029	125,242
220,000	2.95%, 02/01/2030	176,865
995,000	5.15%, 05/01/2030	920,423
555,000	3.63%, 02/01/2031	460,677
115,000	3.50%, 03/01/2039	76,779
490,000	3.38%, 06/15/2046	302,514
105,000	3.65%, 03/01/2047	66,302
285,000	3.63%, 03/01/2048	177,242
35,000	3.85%, 11/01/2048	22,654
695,000	3.75%, 02/01/2050	452,603
530,000	5.93%, 05/01/2060	453,366
	Cemex SAB de CV(b)
375,000	5.13%, Perpetual(g)	300,471
400,000	5.45%, 11/19/2029	357,500
885,000	5.20%, 09/17/2030	764,419
1,400,000	3.88%, 07/11/2031	1,103,170
	Embraer Netherlands Finance BV
185,000	5.05%, 06/15/2025	175,981
950,000	5.40%, 02/01/2027	870,613
1,480,000	General Electric Co(e)(g) 6.62%, Perpetual 3-mo. LIBOR + 3.33%	1,384,072
871,000	Global Infrastructure Solutions Inc(b) 7.50%, 04/15/2032	661,960
235,000	Huntington Ingalls Industries Inc 4.20%, 05/01/2030	207,355

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 400,000	IHS Holding Ltd(b) 5.63%, 11/29/2026	$ 315,000
540,000	Jabil Inc 3.00%, 01/15/2031	426,044
436,000	Leonardo US Holding Inc(b) 6.25%, 01/15/2040	376,015
769,000	LSB Industries Inc(b) 6.25%, 10/15/2028	659,821
901,000	New Enterprise Stone & Lime Co Inc(b) 9.75%, 07/15/2028	760,007
235,000	OT Merger Corp(b) 7.88%, 10/15/2029	159,213
502,000	Owens Corning 7.00%, 12/01/2036	517,419
900,000	Pentair Finance SARL(f) 5.90%, 07/15/2032	850,543
300,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	248,247
	TD SYNNEX Corp
750,000	1.75%, 08/09/2026	637,436
885,000	2.38%, 08/09/2028	713,678
1,320,000	Textron Inc 3.00%, 06/01/2030	1,086,854
817,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(b) 7.75%, 04/15/2026	645,782
265,000	TopBuild Corp(b) 4.13%, 02/15/2032	201,795
	TransDigm Inc
285,000	6.25%, 03/15/2026(b)	276,450
691,000	5.50%, 11/15/2027	600,963
	Trident TPI Holdings Inc(b)
531,000	9.25%, 08/01/2024	487,274
406,000	6.63%, 11/01/2025	349,802
210,000	Vulcan Materials Co 3.50%, 06/01/2030	179,626
419,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	338,348
		20,156,982
Technology — 2.14%
	Broadcom Inc
609,000	4.15%, 11/15/2030	527,117
220,000	4.30%, 11/15/2032	184,720
160,000	3.14%, 11/15/2035(b)	112,112
24,000	3.19%, 11/15/2036(b)	16,415
261,000	4.93%, 05/15/2037(b)	215,213
	CDW LLC / CDW Finance Corp
130,000	2.67%, 12/01/2026	112,759
35,000	4.25%, 04/01/2028	31,150
150,000	3.25%, 02/15/2029	121,813
2,305,000	3.57%, 12/01/2031	1,794,610
	Consensus Cloud Solutions Inc(b)
118,000	6.00%, 10/15/2026	103,981
186,000	6.50%, 10/15/2028	157,890
Principal Amount(a)		Fair Value
Technology — (continued)
$ 752,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	$ 795,746
1,687,000	Entegris Escrow Corp(b) 4.75%, 04/15/2029	1,485,951
330,000	Fidelity National Information Services Inc 5.10%, 07/15/2032	310,094
920,000	HP Inc 5.50%, 01/15/2033	816,427
850,000	Kyndryl Holdings Inc 3.15%, 10/15/2031	569,949
	Marvell Technology Inc
390,000	2.45%, 04/15/2028	322,155
330,000	2.95%, 04/15/2031	256,005
	Micron Technology Inc
170,000	5.33%, 02/06/2029	160,768
740,000	4.66%, 02/15/2030	656,541
200,000	MSCI Inc(b) 3.25%, 08/15/2033	154,446
100,000	NXP BV / NXP Funding LLC / NXP USA Inc 4.40%, 06/01/2027	94,329
115,000	Open Text Corp(b) 3.88%, 02/15/2028	95,107
110,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	87,847
855,000	Oracle Corp 3.95%, 03/25/2051	567,041
380,000	Qorvo Inc(b) 3.38%, 04/01/2031	284,677
646,000	Rackspace Technology Global Inc(b) 5.38%, 12/01/2028	303,584
406,000	Science Applications International Corp(b) 4.88%, 04/01/2028	361,200
	Seagate HDD Cayman
70,000	4.09%, 06/01/2029	56,192
45,000	3.38%, 07/15/2031	31,419
	Western Digital Corp
425,000	4.75%, 02/15/2026	393,541
675,000	2.85%, 02/01/2029	524,570
50,000	3.10%, 02/01/2032	33,994
		11,739,363
Utilities — 1.39%
	AES Corp
260,000	3.95%, 07/15/2030(b)	222,638
370,000	2.45%, 01/15/2031	283,052
725,000	Calpine Corp(b) 3.75%, 03/01/2031	567,313
720,000	CMS Energy Corp 4.75%, 06/01/2050	608,400
70,000	Edison International 4.95%, 04/15/2025	68,580
1,220,000	Eskom Holdings SOC Ltd(b) 7.13%, 02/11/2025	1,080,310
200,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	173,517

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
	NRG Energy Inc(b)
$ 390,000	4.45%, 06/15/2029	$ 338,286
215,000	5.25%, 06/15/2029	188,125
	Pacific Gas & Electric Co
100,000	5.45%, 06/15/2027	94,201
320,000	3.25%, 06/01/2031	244,147
335,000	4.30%, 03/15/2045	222,325
40,000	4.95%, 07/01/2050	29,277
190,000	3.50%, 08/01/2050	115,627
1,125,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b) 4.13%, 05/15/2027	1,040,749
909,000	Sempra Global(b) 3.25%, 01/15/2032	723,503
1,072,000	Southern Co 3.75%, 09/15/2051	869,274
309,000	Vistra Corp(b)(g) 8.00%, Perpetual	283,748
505,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	447,258
		7,600,330
TOTAL CORPORATE BONDS AND NOTES — 48.36% (Cost $316,260,543)		$264,770,108
CONVERTIBLE BONDS
Communications — 1.05%
10,000	Cable One Inc(i) 9.16%, 03/15/2026	7,595
4,825,000	DISH Network Corp 2.38%, 03/15/2024	4,303,900
425,000	Snap Inc(i) 9.82%, 05/01/2027	293,037
370,000	Spotify USA Inc(i) 7.92%, 03/15/2026	290,450
115,000	Twitter Inc(f)(i) 2.67%, 03/15/2026	105,274
895,000	Uber Technologies Inc(i) 6.39%, 12/15/2025	742,767
		5,743,023
Consumer, Cyclical — 0.35%
210,000	JetBlue Airways Corp 0.50%, 04/01/2026	149,100
870,000	NCL Corp Ltd(b) 1.13%, 02/15/2027	544,857
55,000	Peloton Interactive Inc(i) 14.59%, 02/15/2026	36,854
155,000	Penn Entertainment Inc 2.75%, 05/15/2026	216,923
835,000	Southwest Airlines Co(f) 1.25%, 05/01/2025	953,152
		1,900,886
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — 0.72%
	BioMarin Pharmaceutical Inc
$ 480,000	0.60%, 08/01/2024	$ 475,600
1,675,000	1.25%, 05/15/2027(f)	1,663,442
215,000	Guardant Health Inc(i) 7.30%, 11/15/2027	156,458
295,000	Ionis Pharmaceuticals Inc(i) 0.34%, 04/01/2026	291,497
265,000	Livongo Health Inc 0.88%, 06/01/2025	221,010
1,580,000	Teladoc Health Inc(f) 1.25%, 06/01/2027	1,155,454
		3,963,461
Technology — 0.14%
25,000	Bentley Systems Inc 0.38%, 07/01/2027	18,838
330,000	RingCentral Inc(i) 8.69%, 03/15/2026	253,770
335,000	Splunk Inc 1.13%, 06/15/2027	263,570
320,000	Unity Software Inc(b)(i) 9.20%, 11/15/2026	232,000
		768,178
TOTAL CONVERTIBLE BONDS — 2.26% (Cost $14,281,530)		$12,375,548
FOREIGN GOVERNMENT BONDS AND NOTES
825,000	Angolan Government International Bond(b) 8.25%, 05/09/2028	648,697
1,530,000	Argentine Republic Government International Bond(d) 3.50%, 07/09/2041	326,134
	Colombia Government International Bond
200,000	4.50%, 03/15/2029	164,028
370,000	3.13%, 04/15/2031	256,563
1,185,000	Dominican Republic International Bond(b) 4.88%, 09/23/2032	890,896
	Ecuador Government International Bond(b)(d)
225,000	5.50%, 07/31/2030	106,284
455,000	2.50%, 07/31/2035	149,742
	Egypt Government International Bond(b)
515,000	7.60%, 03/01/2029	359,613
365,000	5.88%, 02/16/2031	211,608
1,410,000	Emirate of Dubai Government International Bonds(f) 5.25%, 01/30/2043	1,212,600
375,000	Guatemala Government Bond(b) 5.25%, 08/10/2029	335,949
765,000	Indonesia Government International Bond(b) 4.35%, 01/08/2027	730,622

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 270,000	Ivory Coast Government International Bond(b) 6.38%, 03/03/2028	$ 240,813
	Mexico Government International Bond
430,000	2.66%, 05/24/2031	329,674
200,000	3.50%, 02/12/2034	151,973
510,000	4.50%, 01/31/2050	366,218
	Morocco Government International Bond(b)
430,000	3.00%, 12/15/2032	301,000
355,000	5.50%, 12/11/2042	260,925
	Nigeria Government International Bond(b)
250,000	8.38%, 03/24/2029	178,400
435,000	7.88%, 02/16/2032	278,513
200,000	7.38%, 09/28/2033	120,500
	Panama Government International Bond
345,000	3.30%, 01/19/2033(f)	266,154
200,000	4.30%, 04/29/2053	133,370
315,000	3.87%, 07/23/2060	186,965
505,000	Philippine Government International Bond 3.70%, 03/01/2041	385,882
215,000	Qatar Government International Bond(b) 3.75%, 04/16/2030	201,831
710,000	Republic of South Africa Government International Bond 5.88%, 04/20/2032	585,829
490,000	Saudi Government International Bond(b) 4.50%, 10/26/2046	413,449
1,185,000	Turkey Government International Bond 7.63%, 04/26/2029	1,007,250
1,700,000	Venezuela Government International Bond(h) 7.65%, 04/21/2025	119,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.00% (Cost $14,884,191)		$10,920,482
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.42%
	Ajax Mortgage Loan Trust(b)
	Series 2019-D Class A1
173,251	2.96%, 09/25/2065(d)	160,583
	Series 2021-A Class A1
487,557	1.07%, 09/25/2065(c)	428,468
	Angel Oak Mortgage Trust(b)
	Series 2021-3 Class A2
399,602	1.31%, 05/25/2066(c)	336,327
	Series 2022-5 Class A1
924,280	4.50%, 05/25/2067(d)	882,600
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 327,544	Angel Oak SB Commercial Mortgage Trust(b)(c) Series 2020-SBC1 Class A1 2.07%, 05/25/2050	$ 313,106
	Arroyo Mortgage Trust(b)(c)
	Series 2019-1 Class A1
184,758	3.81%, 01/25/2049	173,397
	Series 2019-2 Class A1
229,440	3.35%, 04/25/2049	214,713
480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	372,654
39,845	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	38,362
	BPR Trust(b)(e)
	Series 2021-NRD Class B
130,000	5.05%, 12/15/2023 1-mo. SOFR + 2.12%	124,817
	Series 2021-NRD Class C
145,000	5.35%, 12/15/2023 1-mo. SOFR + 2.42%	137,839
	Series 2021-NRD Class D
90,000	6.65%, 12/15/2023 1-mo. SOFR + 3.72%	84,792
	Series 2022-STAR Class A
480,000	6.08%, 08/15/2024 1-mo. SOFR + 3.23%	474,042
209,228	Bunker Hill Loan Depositary Trust(b)(d) Series 2019-2 Class A1 2.88%, 07/25/2049	194,178
730,000	BX Commercial Mortgage Trust(b)(e) Series 2022-AHP Class B 4.69%, 01/17/2039 1-mo. SOFR + 1.84%	700,096
985,000	BX Trust(b)(c) Series 2019-OC11 Class D 4.08%, 12/09/2041	803,930
522,607	CIM Trust(b)(d) Series 2021-NR4 Class A1 2.82%, 10/25/2061	481,551
185,000	Citigroup Mortgage Loan Trust(b)(c) Series 2019-RP1 Class M2 4.00%, 01/25/2066	159,950
60,320	COLT Mortgage Loan Trust(b) Series 2021-2R Class A1 0.80%, 07/27/2054	53,367
	COMM Mortgage Trust
	Series 2012-CR3 Class AM
185,000	3.42%, 10/15/2045(b)	184,070
	Series 2012-LC4 Class B
76,487	4.93%, 12/10/2044(c)	76,356
100,000	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	94,000

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 570,000	CoreVest American Finance Trust(b)(d) Series 2021-RTL1 Class A1 2.24%, 03/28/2029	$ 514,472
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
285,000	4.18%, 09/15/2037	249,863
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	79,301
	Series 2020-RPL3 Class A1
181,852	2.69%, 03/25/2060(c)	175,235
	Series 2021-RPL1 Class A1
279,441	1.67%, 09/27/2060(c)	262,439
235,000	DBUBS Mortgage Trust(b)(c) Series 2017-BRBK Class D 3.65%, 10/10/2034	213,244
1,040,000	Dominion Mortgage Trust(b)(d) Series 2021-RTL1 Class A1 2.49%, 07/25/2027	939,718
	Ellington Financial Mortgage Trust(b)(c)
	Series 2019-2 Class A3
69,453	3.05%, 11/25/2059	65,767
	Series 2021-2 Class A3
625,551	1.29%, 06/25/2066	518,611
	Series 2022-1 Class A1
1,145,458	2.21%, 01/25/2067	964,581
	Extended Stay America Trust(b)(e)
	Series 2021-ESH Class C
193,807	4.52%, 07/15/2038 1-mo. LIBOR + 1.70%	186,279
	Series 2021-ESH Class D
129,205	5.07%, 07/15/2038 1-mo. LIBOR + 2.25%	123,701
	GCAT Trust(b)
	Series 2019-RPL1 Class A1
199,665	2.65%, 10/25/2068(c)	188,319
	Series 2020-NQM1 Class A1
70,465	2.25%, 01/25/2060(d)	66,994
	GS Mortgage Securities Trust(c)
	Series 2013-G1 Class B
175,000	3.77%, 04/10/2031(b)	169,744
	Series 2013-PEMB Class A
130,000	3.67%, 03/05/2033(b)	118,553
	Series 2013-PEMB Class D
430,000	3.67%, 03/05/2033(b)	334,061
	Series 2014-GC18 Class B
275,000	4.89%, 01/10/2047	252,061
182,077	GS Mortgage-Backed Securities Trust(b)(c) Series 2020-NQM1 Class A3 2.35%, 09/27/2060	167,642
1,557,658	Imperial Fund Mortgage Trust(b)(c) Series 2021-NQM4 Class A1 2.09%, 01/25/2057	1,260,813
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 430,000	JPMorgan Chase Commercial Mortgage Securities Trust(b)(c) Series 2012-LC9 Class C 4.47%, 12/15/2047	$ 424,430
223,131	JPMorgan Mortgage Trust(b)(c) Series 2014-2 Class 2A2 3.50%, 06/25/2029	210,448
	Legacy Mortgage Asset Trust(b)
	Series 2019-GS7 Class A1
312,551	3.25%, 11/25/2059(d)	312,261
	Series 2020-GS1 Class A1
323,371	2.88%, 10/25/2059(d)	321,266
	Series 2020-GS5 Class A1
86,797	3.25%, 06/25/2060(d)	84,614
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(c)	175,633
	Series 2021-GS4 Class A1
120,030	1.65%, 11/25/2060(d)	109,712
	LHOME Mortgage Trust(b)
	Series 2021-RTL1 Class A1
515,000	2.09%, 09/25/2026(c)	495,154
	Series 2021-RTL2 Class A1
350,000	2.09%, 06/25/2026(d)	330,936
270,000	Med Trust(b)(e) Series 2021-MDLN Class C 4.62%, 11/15/2038 1-mo. LIBOR + 1.80%	257,148
900,000	MetLife Securitization Trust(b)(c) Series 2017-1A Class M1 3.42%, 04/25/2055	805,209
	Mill City Mortgage Loan Trust(b)(c)
	Series 2017-1 Class M2
270,000	3.25%, 11/25/2058	255,221
	Series 2017-3 Class B1
644,597	3.25%, 01/25/2061	563,967
	Series 2017-3 Class M2
497,739	3.25%, 01/25/2061	463,955
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	514,136
	Series 2019-GS1 Class A1
243,234	2.75%, 07/25/2059	232,793
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C11 Class B
80,000	4.50%, 08/15/2046(c)	54,693
	Series 2013-C12 Class C
75,000	4.91%, 10/15/2046(c)	70,889
	Series 2015-C25 Class A4
915,000	3.37%, 10/15/2048	867,259
99,849	MSBAM Commercial Mortgage Securities Trust(b) Series 2012-CKSV Class A2 3.28%, 10/15/2030	95,351
	New Residential Mortgage Loan Trust(b)
	Series 2016-4A Class B1A
706,852	4.50%, 11/25/2056(c)	654,502

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-RPL2 Class M2
$ 670,000	3.75%, 02/25/2059(c)	$ 565,348
	Series 2021-NQ2R Class A1
288,297	0.94%, 10/25/2058(c)	269,730
	Series 2022-RTL1 Class A1F
1,177,000	4.34%, 12/25/2026	1,121,012
63,269	Onslow Bay Mortgage Loan Trust(b)(c) Series 2019-INV1 Class A3 4.50%, 11/25/2048	60,691
490,000	Palisades Mortgage Loan Trust(b)(d) Series 2021-RTL1 Class A1 2.86%, 06/25/2026	459,366
	Preston Ridge Partners Mortgage LLC(b)
	Series 2020-4 Class A1
225,651	2.95%, 10/25/2025(d)	216,758
	Series 2020-6 Class A1
536,328	2.36%, 11/25/2025(d)	509,981
	Series 2021-1 Class A1
466,831	2.12%, 01/25/2026(c)	433,137
	Series 2021-2 Class A1
579,963	2.12%, 03/25/2026(c)	541,658
	Series 2021-8 Class A1
338,166	1.74%, 09/25/2026(c)	308,776
	Series 2021-9 Class A1
407,331	2.36%, 10/25/2026(d)	376,102
	Series 2021-RPL1 Class A1
199,310	1.32%, 07/25/2051(d)	177,692
	Series 2022-5 Class A1
680,000	6.90%, 09/27/2027(d)	673,903
329,300	Provident Funding Mortgage Trust(b)(c) Series 2019-1 Class A2 3.00%, 12/25/2049	278,730
255,000	RBS Commercial Funding Inc Trust(b)(c) Series 2013-GSP Class A 3.96%, 01/15/2032	246,229
135,153	RCKT Mortgage Trust(b)(c) Series 2020-1 Class A1 3.00%, 02/25/2050	113,159
520,005	RCO VI Mortgage LLC(b)(d) Series 2022-1 Class A1 3.00%, 01/25/2027	487,923
860,000	Roc Mortgage Trust(b)(c) Series 2021-RTL1 Class A1 2.49%, 08/25/2026	804,838
10,009	Sequoia Mortgage Trust(b)(c) Series 2019-CH2 Class A1 4.50%, 08/25/2049	9,836
311,459	SG Residential Mortgage Trust(b)(c) Series 2021-1 Class A1 1.16%, 07/25/2061	254,021
	Starwood Mortgage Residential Trust(b)(c)
	Series 2021-1 Class A1
196,726	1.22%, 05/25/2065	182,687
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-3 Class A3
$ 192,978	1.52%, 06/25/2056	$ 157,348
500,000	Toorak Mortgage Corp Ltd(b)(d) Series 2021-1 Class A1 2.24%, 06/25/2024	474,358
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	3.82%, 07/25/2056(c)	562,786
	Series 2017-1 Class A2
950,000	3.50%, 10/25/2056	912,327
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(c)	590,705
	Series 2017-4 Class A2
1,685,000	3.00%, 06/25/2057(c)	1,518,840
	Series 2017-4 Class M2
325,000	3.25%, 06/25/2057(c)	278,502
	Series 2017-5 Class M2
340,000	3.28%, 02/25/2057(e) 1-mo. LIBOR + 1.50%	330,084
	Series 2017-6 Class A2
780,000	3.00%, 10/25/2057(c)	706,510
	Series 2018-4 Class A2
100,000	3.00%, 06/25/2058(c)	83,136
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(c)	136,965
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(c)	279,668
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(c)	1,426,030
	Series 2019-2 Class A2
670,000	3.75%, 12/25/2058(c)	588,210
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(c)	778,065
	Series 2019-4 Class A1
244,937	2.90%, 10/25/2059(c)	230,618
	Series 2019-4 Class A2
615,000	3.25%, 10/25/2059(c)	532,571
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060(c)	84,985
	Series 2020-1 Class M1
335,000	3.50%, 01/25/2060(c)	276,761
	Series 2021-1 Class A2
1,050,000	2.75%, 11/25/2061(c)	823,362
	Series 2022-1 Class A1
1,911,092	3.75%, 07/25/2062(c)	1,766,105
840,000	TVC Mortgage Trust(b)(d) Series 2020-RTL1 Class M 5.19%, 09/25/2024	796,441
109,138	UBS Commercial Mortgage Trust(b)(c) Series 2012-C1 Class D 6.66%, 05/10/2045	99,314
85,000	UBS-Barclays Commercial Mortgage Trust(b)(c) Series 2012-C2 Class BEC 4.80%, 05/10/2063	80,494
	Verus Securitization Trust(b)
	Series 2019-4 Class M1
310,000	3.21%, 11/25/2059(c)	283,182

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-R3 Class A1
$ 123,197	1.02%, 04/25/2064(c)	$ 113,243
	Series 2022-5 Class A1
1,054,303	3.80%, 04/25/2067(d)	974,231
	Series 2022-7 Class A1
1,072,691	5.15%, 07/25/2067(d)	1,041,930
169,660	Visio Trust(b) Series 2020-1R Class A2 1.57%, 11/25/2055	159,614
	Wells Fargo Commercial Mortgage Trust(c)
	Series 2013-LC12 Class B
195,000	4.43%, 07/15/2046	183,027
	Series 2016-C36 Class B
135,000	3.67%, 11/15/2059	114,237
	WFRBS Commercial Mortgage Trust
	Series 2012-C7 Class C
210,000	4.81%, 06/15/2045(c)	149,099
	Series 2013-C15 Class B
180,000	4.67%, 08/15/2046(c)	170,868
	Series 2014-C20 Class B
190,000	4.38%, 05/15/2047	171,198
	Series 2014-C24 Class AS
390,000	3.93%, 11/15/2047	372,066
	Series 2014-C24 Class B
70,000	4.20%, 11/15/2047(c)	63,839
	Series 2014-C24 Class C
90,000	4.29%, 11/15/2047(c)	74,340
		46,116,809
U.S. Government Agency — 0.04%
216,983	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(e) Series 2022-DNA3 Class M1A 4.28%, 04/25/2042 1-mo. SOFR + 2.00%	214,817
TOTAL MORTGAGE-BACKED SECURITIES — 8.46% (Cost $50,782,818)		$46,331,626
MUNICIPAL BONDS AND NOTES
560,000	Broward County Water & Sewer Utility Revenue Series A 4.00%, 10/01/2047	507,905
810,000	Metropolitan Transportation Authority Series A 5.00%, 11/15/2045	848,971
130,000	Sales Tax Securitization Corp Series B 3.41%, 01/01/2043	99,806
Principal Amount(a)		Fair Value
Municipal Bonds and Notes — (continued)
$ 2,310,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	$ 2,013,313
TOTAL MUNICIPAL BONDS AND NOTES — 0.63% (Cost $3,997,007)		$3,469,995
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,025,000	0.13%, 05/31/2023	2,946,539
6,800,000	0.13%, 08/31/2023	6,547,922
6,945,000	0.25%, 09/30/2023(k)	6,670,456
4,830,000	1.50%, 02/29/2024	4,644,724
6,655,000	2.50%, 04/30/2024	6,469,388
2,335,000	0.25%, 05/31/2025	2,100,223
970,000	0.38%, 07/31/2027	814,383
5,270,000	1.38%, 11/15/2031	4,281,875
10,260,000	3.25%, 05/15/2042	9,105,750
3,460,000	1.88%, 11/15/2051	2,288,060
3,060,000	2.88%, 05/15/2052	2,566,097
TOTAL U.S. TREASURY BONDS AND NOTES — 8.85% (Cost $52,656,701)		$48,435,417
Shares
COMMON STOCK
Communications — 0.51%
95,643	Altice USA Inc Class A(l)	557,599
16,679	T-Mobile US Inc(l)	2,237,821
		2,795,420
Consumer, Cyclical — 0.02%
650	NMG Parent LLC(l)	113,750
Consumer, Non-Cyclical — 0.00%(m)
327	Clarivate PLC(l)	3,071
TOTAL COMMON STOCK — 0.53% (Cost $3,708,522)		$2,912,241
CONVERTIBLE PREFERRED STOCK
Communications — 0.12%
577	2020 Cash Mandatory Exchangeable Trust 5.25%(b)	649,067
Energy — 0.11%
12,538	El Paso Energy Capital Trust I 4.75%	575,118

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Financial — 0.57%
1,169	Bank of America Corp 7.25%	$ 1,371,237
785,000	Charles Schwab Corp Series H 4.00%	576,648
987	Wells Fargo & Co 7.50%	1,153,606
		3,101,491
Technology — 0.05%
7,075	Clarivate PLC 5.25%	298,919
TOTAL CONVERTIBLE PREFERRED STOCK — 0.85% (Cost $5,625,787)		$4,624,595
EXCHANGE TRADED FUNDS
91,135	iShares JPMorgan USD Emerging Markets Bond ETF	7,236,119

TOTAL EXCHANGE TRADED FUNDS — 1.32% (Cost $8,224,022)		$7,236,119
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,163,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(n), 2.57%(o)	1,163,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.21% (Cost $1,163,000)		$1,163,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.83%
$10,100,000	U.S. Treasury Bills(f)(i) 3.00%, 12/08/2022	10,043,059
Repurchase Agreements — 1.99%
2,864,448	Undivided interest of 2.43% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $2,864,448 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(n)	2,864,448
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,301,256	Undivided interest of 2.43% in a repurchase agreement (principal amount/value $94,920,325 with a maturity value of $94,944,451) with Bank of Montreal, 3.05%, dated 9/30/22 to be repurchased at $2,301,256 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 8/1/36 - 9/1/52, with a value of $96,818,731.(n)	$ 2,301,256
2,864,448	Undivided interest of 2.45% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $2,864,448 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 7/1/50 - 9/1/52, with a value of $119,669,111.(n)	2,864,448
2,864,448	Undivided interest of 2.45% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $2,864,448 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(n)	2,864,448
		10,894,600
TOTAL SHORT TERM INVESTMENTS — 3.82% (Cost $20,937,659)		$20,937,659
TOTAL INVESTMENTS — 100.31% (Cost $628,565,760)		$549,215,668
OTHER ASSETS & LIABILITIES, NET — (0.31)%		$(1,706,017)
TOTAL NET ASSETS — 100.00%		$547,509,651

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2022. Maturity date disclosed represents final maturity date.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2022.
(f)	All or a portion of the security is on loan at September 30, 2022.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Security in default.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(k)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(l)	Non-income producing security.
(m)	Represents less than 0.005% of net assets.
(n)	Collateral received for securities on loan.
(o)	Rate shown is the 7-day yield as of September 30, 2022.
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
At September 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Ultra Bond Futures	92	USD	12,604,000	December 2022	$(1,140,133)
Short
U.S. 10 Year Treasury Ultra Futures	63	USD	7,464,516	December 2022	290,017
				Net Depreciation	$(850,116)
Currency Abbreviations
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Exchange Traded Funds	Exchange traded close price.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

September 30, 2022

As of September 30, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$81,668,102	$—	$81,668,102
Bank Loans	—	44,370,776	—	44,370,776
Corporate Bonds and Notes	—	264,770,108	—	264,770,108
Convertible Bonds	—	12,375,548	—	12,375,548
Foreign Government Bonds and Notes	—	10,920,482	—	10,920,482
Mortgage-Backed Securities	—	46,331,626	—	46,331,626
Municipal Bonds and Notes	—	3,469,995	—	3,469,995
U.S. Treasury Bonds and Notes	—	48,435,417	—	48,435,417
Common Stock	2,912,241	—	—	2,912,241
Convertible Preferred Stock
Communications	649,067	—	—	649,067
Energy	575,118	—	—	575,118
Financial	3,101,491	—	—	3,101,491
Technology	—	298,919	—	298,919
	4,325,676	298,919	—	4,624,595
Exchange Traded Funds	7,236,119	—	—	7,236,119
Government Money Market Mutual Funds	1,163,000	—	—	1,163,000
Short Term Investments	—	20,937,659	—	20,937,659
Total investments, at fair value:	15,637,036	533,578,632	0	549,215,668
Other Financial Investments:
Futures Contracts(a)	290,017	—	—	290,017
Total Assets	$15,927,053	$533,578,632	$0	$549,505,685
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(1,140,133)	$—	$—	$(1,140,133)
Total Liabilities	$(1,140,133)	$0	$—	$(1,140,133)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 43 futures contracts, net of both long and short positions, for the reporting period.

September 30, 2022